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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 9/30/15 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 0.7%

 Banks - 0.6%

 Diversified Banks - 0.6%

 28,161

 Itau Unibanco Holding SA

 $

 187,464

 Total Banks

 $

 187,464

 Technology Hardware & Equipment - 0.1%

 Computer Hardware Storage & Peripherals - 0.1%

 36

 Samsung Electronics Co., Ltd.

 $

 28,044

 Total Technology Hardware & Equipment

 $

 28,044

 TOTAL PREFERRED STOCKS

 (Cost $310,874)

 $

 215,508

 COMMON STOCKS - 87.7%

 Energy - 8.2%

 Oil & Gas Equipment & Services - 5.6%

 50

 Dayang Enterprise Holdings Bhd

 $

 19

 537,210

 TMK PAO (G.D.R.)

 1,663,893

 $

 1,663,912

 Oil & Gas Refining & Marketing - 2.1%

 7,169,945

 KenolKobil, Ltd. Group

 $

 609,177

 Coal & Consumable Fuels - 0.5%

 29,943

 Coal India, Ltd.

 $

 148,795

 Total Energy

 $

 2,421,884

 Materials - 7.2%

 Fertilizers & Agricultural Chemicals - 2.5%

 52,881

 PhosAgro OAO (G.D.R.)

 $

 730,218

 Construction Materials - 1.0%

 40,719

 Cemex SAB de CV (A.D.R.) *

 $

 284,626

 Diversified Metals & Mining - 3.7%

 5,780,000

 MMG, Ltd. *

 $

 1,094,042

 Steel - 0.0%+

 2

 POSCO

 $

 282

 Total Materials

 $

 2,109,168

 Capital Goods - 5.5%

 Construction & Engineering - 4.3%

 137,894

 Astaldi S.p.A.

 $

 1,257,955

 Industrial Machinery - 1.2%

 163,500

 China Conch Venture Holdings, Ltd. *

 $

 348,257

 Total Capital Goods

 $

 1,606,212

 Transportation - 5.2%

 Air Freight & Logistics - 0.6%

 218,647

 Aramex PJSC

 $

 187,896

 Airlines - 4.6%

 3,526,281

 Air Arabia PJSC

 $

 1,346,384

 Total Transportation

 $

 1,534,280

 Automobiles & Components - 4.8%

 Auto Parts & Equipment - 4.8%

 311,254

 Tupy SA

 $

 1,406,851

 Total Automobiles & Components

 $

 1,406,851

 Consumer Durables & Apparel - 7.7%

 Leisure Products - 7.7%

 5,070,000

 Goodbaby International Holdings, Ltd.

 $

 2,259,193

 Total Consumer Durables & Apparel

 $

 2,259,193

 Consumer Services - 0.0%+

 Casinos & Gaming - 0.0%+

 1,339

 NagaCorp, Ltd.

 $

 806

 Total Consumer Services

 $

 806

 Media - 1.6%

 Cable & Satellite - 1.6%

 3,772

 Naspers, Ltd.

 $

 473,145

 Total Media

 $

 473,145

 Retailing - 2.5%

 Specialty Stores - 2.5%

 35,710

 FF Group *

 $

 726,747

 Total Retailing

 $

 726,747

 Food, Beverage & Tobacco - 0.9%

 Packaged Foods & Meats - 0.4%

 315,141

 Flour Mills of Nigeria Plc

 $

 35,097

 42,507

 Marfrig Global Foods SA *

 76,531

 $

 111,628

 Tobacco - 0.5%

 31,366

 ITC, Ltd.

 $

 158,258

 Total Food, Beverage & Tobacco

 $

 269,886

 Pharmaceuticals, Biotechnology & Life Sciences - 1.7%

 Pharmaceuticals - 1.7%

 14,216

 Hikma Pharmaceuticals Plc

 $

 490,865

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 490,865

 Banks - 18.8%

 Diversified Banks - 18.8%

 91,363

 Abu Dhabi Commercial Bank PJSC

 $

 190,401

 32

 Banco Santander Brasil SA (A.D.R.)

 101

 262,000

 China Construction Bank Corp.

 175,498

 87,581

 Grupo Financiero Banorte SAB de CV

 429,026

 4,599

 HDFC Bank, Ltd. (A.D.R.)

 280,953

 36,810

 ICICI Bank, Ltd.

 152,049

 652,000

 Industrial & Commercial Bank of China, Ltd.

 377,998

 8,916

 KB Financial Group, Inc.

 264,609

 775

 Mega Financial Holding Co., Ltd.

 537

 1,118,097

 Philippine National Bank *

 1,188,926

 163,674

 TBC Bank JSC (G.D.R.) *

 1,509,440

 45,359,581

 United Bank for Africa Plc

 959,443

 $

 5,528,981

 Total Banks

 $

 5,528,981

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%+

 427

 Credito Real SAB de CV SOFOM ER

 $

 833

 Total Diversified Financials

 $

 833

 Insurance - 0.9%

 Life & Health Insurance - 0.9%

 3,246

 Samsung Life Insurance Co, Ltd.

 $

 271,111

 Total Insurance

 $

 271,111

 Real Estate - 3.0%

 Real Estate Development - 3.0%

 504,812

 Emaar Properties PJSC

 $

 889,062

 Total Real Estate

 $

 889,062

 Software & Services - 8.1%

 Internet Software & Services - 3.7%

 137,935

 ChinaCache International Holdings, Ltd. (A.D.R.) *

 $

 1,078,652

 IT Consulting & Other Services - 4.4%

 11,337,000

 China ITS Holdings Co., Ltd.

 $

 1,304,915

 Total Software & Services

 $

 2,383,567

 Technology Hardware & Equipment - 0.8%

 Electronic Manufacturing Services - 0.8%

 91,255

 Hon Hai Precision Industry Co., Ltd.

 $

 238,317

 Total Technology Hardware & Equipment

 $

 238,317

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductors - 0.9%

 63,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 $

 251,002

 Total Semiconductors & Semiconductor Equipment

 $

 251,002

 Telecommunication Services - 8.1%

 Integrated Telecommunication Services - 4.5%

 151,403

 Hellenic Telecommunications Organization SA

 $

 1,322,011

 Wireless Telecommunication Services - 3.6%

 930,927

 Global Telecom Holding SAE (G.D.R.) *

 $

 1,072,134

 Total Telecommunication Services

 $

 2,394,145

 Utilities - 1.8%

 Independent Power Producers & Energy Traders - 1.8%

 1,532,000

 Huadian Fuxin Energy Corp, Ltd.

 $

 531,258

 Total Utilities

 $

 531,258

 TOTAL COMMON STOCKS

 (Cost $34,018,260)

 $

 25,787,313

 Principal Amount ($)

 Floating

 Rate (b)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 136,000

 Hypermarcas SA, 11.3%, 10/15/18

 $

 14,498

 BRL

 136,000

 Hypermarcas SA, 3.0%, 10/15/15

 48,981

 $

 63,479

 Total Household & Personal Products

 $

 63,479

 TOTAL CORPORATE BONDS

 (Cost $132,686)

 $

 63,479

 EQUITY LINKED NOTES - 3.5%

 Retailing - 0.4%

 Apparel Retail - 0.4%

 7,113

 Fawaz Abdulaziz Alhokair & Co., 6/29/17

 $

 124,240

 Total Retailing

 $

 124,240

 Health Care Equipment & Services - 2.0%

 Health Care Facilities - 2.0%

 17,243

 Mouwasat Medical Services Co., 3/5/18

 $

 565,570

 Total Health Care Equipment & Services

 $

 565,570

 Banks - 1.1%

 Diversified Banks - 1.1%

 52,260

 Samba Financial Group, 6/29/17

 $

 322,618

 Total Banks

 $

 322,618

 TOTAL EQUITY LINKED NOTES

 (Cost $1,144,740)

 $

 1,012,428

 Shares

 RIGHTS / WARRANTS - 0.0%+

 Household & Personal Products - 0.0%+

 Personal Products - 0.0%+

 136

 Hypermarcas SA, 10/15/15 (c)

 $

 0

 Total Household & Personal Products

 $

 0

 Food, Beverage & Tobacco - 0.0%+

 Packaged Foods & Meats - 0.0%+

 131,308

 Flour Mills Nigeria Plc

 $

 0

 Total Food, Beverage & Tobacco

 $

 0

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 92.1%

 (Cost $35,606,560) (a)

 $

 27,078,728

 OTHER ASSETS & LIABILITIES - 7.9%

 $

 2,319,858

 TOTAL NET ASSETS - 100.0%

 $

 29,398,586

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At September 30, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $35,606,560 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       1,084,553

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

      (9,612,385)

 Net unrealized depreciation

 $

 (8,527,832)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 22.4

  %

 United Arab Emirates

 9.6

 Russia

 8.8

 Greece

 7.6

 Brazil

 6.4

 Republic of Georgia

 5.6

 United Kingdom

 5.5

 Italy

 4.7

 Philippines

 4.4

 Hong Kong

 4.0

 Egypt

 4.0

 Nigeria

 3.7

 India

 2.7

 Mexico

 2.6

 Kenya

 2.3

 South Korea

 2.1

 South Africa

 1.8

 Taiwan

 1.8

 100.0

  %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).  See Notes to Financial Statements — Note 1A.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2015, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
187,464

$
28,044

$
-

$
215,508

 Common Stocks (Foreign)*

   Materials

     Construction Materials

284,626

-

-

284,626

   Automobiles & Components

     Auto Parts & Equipment

1,406,851

-

-

1,406,851

   Food, Beverage & Tobacco

     Packaged Foods & Meats

111,628

-

-

111,628

   Banks

     Diversified Banks

1,669,523

-

-

1,669,523

   Diversified Financials

     Consumer Finance

833

-

-

833

   Software & Services

     Internet Software & Services

1,078,652

-

-

1,078,652

   All Other Common Stocks

-

21,235,200

-

21,235,200

 Corporate Bonds

-

-

63,479

63,479

 Equity Linked Notes

-

1,012,428.00

-

1,012,428

 Rights/Warrants

-

-
**

-

-

 Total

$
4,739,577

22,275,672

$
63,479

$
27,078,728

 Other Financial Instruments

 Unrealized appreciation on forward foreign currency contracts

$
-

$
470,234

$
-

$
470,234

 Unrealized depreciation on forward foreign currency contracts

-

(86,100
)

-

(86,100
)

 Total

$
-

$
384,134

$
-

$
384,134

*

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**

 Security is valued at $0.

 Corporate

 Rights/

 Bonds

 Warrants

 Totals

 Balance as of 12/31/14

$
90,736

-

***

$
90,736

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

(27,257
)

-

(27,257
)

 Purchases

-

-

-

 Sales

-

-

-

 Transfers in and out of Level 3**

-

-

-

 Balance as of 9/30/15

$
63,479

-
***

$
63,479

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values. During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 9/30/15

$
(27,257
)

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 9/30/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 1.5%
			Energy - 0.2%
			Oil & Gas Storage & Transportation - 0.2%
	100,000		Golar LNG, Ltd., 3.75%, 3/7/17	$98,180
			Total Energy	$98,180
			Materials - 0.2%
			Diversified Metals & Mining - 0.2%
	27,430		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$13,715
	100,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	91,375
				$105,090
			Total Materials	$105,090
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	74,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$44,539
	12,000		SolarCity Corp., 1.625%, 11/1/19 (144A)	9,352
				$53,891
			Total Capital Goods	$53,891
			Consumer Durables & Apparel - 0.4%
			Homebuilding - 0.3%
	45,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$41,316
	30,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	34,706
	60,000		KB Home, 1.375%, 2/1/19	55,725
				$131,747
			Housewares & Specialties - 0.1%
	40,000		Jarden Corp., 1.125%, 3/15/34	$45,750
			Total Consumer Durables & Apparel	$177,497
			Pharmaceuticals, Biotechnology & Life Sciences - 0.0%+
			Pharmaceuticals - 0.0%+
	5,000		The Medicines Co., 2.5%, 1/15/22 (144A)	$6,506
			Total Pharmaceuticals, Biotechnology & Life Sciences	$6,506
			Software & Services - 0.3%
			Internet Software & Services - 0.2%
	75,000		WebMD Health Corp., 1.5%, 12/1/20	$76,688
	15,000		WebMD Health Corp., 2.5%, 1/31/18	15,094
				$91,782
			Data Processing & Outsourced Services - 0.0%+
	15,000		Cardtronics, Inc., 1.0%, 12/1/20	$13,894
			Application Software - 0.1%
	25,000		Mentor Graphics Corp., 4.0%, 4/1/31	$31,516
			Total Software & Services	$137,192
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.1%
	50,000		Finisar Corp., 0.5%, 12/15/33	$44,406
			Electronic Components - 0.2%
	95,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$63,650
			Total Technology Hardware & Equipment	$108,056
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $744,523)	$686,412

	Shares		PREFERRED STOCKS - 1.0%
			Banks - 0.3%
			Diversified Banks - 0.3%
	1,024	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$26,307
	3,484	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	93,789
	1,018	6.00	US Bancorp, Floating Rate Note (Perpetual)	26,804
				$146,900
			Regional Banks - 0.0%+
	111	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	$3,025
			Total Banks	$149,925
			Diversified Financials - 0.3%
			Consumer Finance - 0.2%
	15		Ally Financial, Inc., 7.0% (Perpetual) (144A)	$15,122
	1,950	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	49,784
				$64,906
			Investment Banking & Brokerage - 0.1%
	1,855	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$47,191
			Total Diversified Financials	$112,097
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	2,836	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$71,978
			Total Insurance	$71,978
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	4,000		Qwest Corp., 7.375%, 6/1/51	$102,040
			Total Telecommunication Services	$102,040
			TOTAL PREFERRED STOCKS
			(Cost $420,639)	$436,040

			CONVERTIBLE PREFERRED STOCKS - 0.5%
			Banks - 0.5%
			Diversified Banks - 0.5%
	22		Bank of America Corp., 7.25% (Perpetual)	$23,694
	170		Wells Fargo & Co., 7.5% (Perpetual)	198,560
				$222,254
			Total Banks	$222,254
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $203,077)	$222,254

			COMMON STOCK - 0.4%
			Capital Goods - 0.4%
			Construction & Engineering - 0.4%
	53,917		Newhall Land Development LLC *	$204,885
			TOTAL COMMON STOCK
			(Cost $44,603)	$204,885
	Principal Amount ($)	Floating Rate (b)
			ASSET BACKED SECURITIES - 3.5%
			Materials - 0.2%
			Steel - 0.2%
	93,511	0.56	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	$85,971
			Total Materials	$85,971
			Consumer Services - 0.2%
			Hotels, Resorts & Cruise Lines - 0.2%
	71,530		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	$71,307
			Total Consumer Services	$71,307
			Food & Staples Retailing - 0.1%
			Food Retail - 0.1%
	48,125		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$49,842
			Total Food & Staples Retailing	$49,842
			Banks - 2.2%
			Thrifts & Mortgage Finance - 2.2%
	14,852	0.35	Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36	$14,656
	54,801	3.72	Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)	54,886
	100,000		BCC Funding Corp X, 4.544%, 12/21/20 (144A)	101,294
	25,889	1.09	Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34	21,606
	831	6.24	Conseco Financial Corp., Floating Rate Note, 12/1/28	854
	5,419	0.44	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	5,386
	15,101	0.37	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	14,803
	43,971	4.79	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	45,101
	11,009	0.28	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	9,385
	49,750		DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)	50,178
	53,311		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	53,699
	19	0.87	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35	19
	86,966		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	86,910
	6,708	0.36	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	6,598
	28,494	1.42	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	28,410
	50,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)	50,486
	99,792		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	100,618
	8,429	0.32	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	8,397
	90,739		US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)	90,600
	89,823		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	89,516
	90,986		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	90,637
	98,012		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	97,542
				$1,021,581
			Total Banks	$1,021,581
			Diversified Financials - 0.8%
			Other Diversified Financial Services - 0.3%
	99,989		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$102,407
	19,149		Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	19,321
				$121,728
			Consumer Finance - 0.3%
	25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	$25,046
	20,000		Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21	20,086
	1,771		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	1,772
	25,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	24,962
	40,000		First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)	39,693
	25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,180
				$136,739
			Asset Management & Custody Banks - 0.2%
	97,893		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)	$97,955
			Total Diversified Financials	$356,422
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,571,578)	$1,585,123

			COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
			Energy - 0.2%
			Oil & Gas Exploration & Production - 0.2%
	100,000		JPMCC Re-REMIC Trust 2014-FRR1, 3.33303%, 4/27/44 (144A)	$96,472
			Total Energy	$96,472
			Banks - 8.6%
			Thrifts & Mortgage Finance - 8.6%
	35,162		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	$37,036
	19,741		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	20,449
	9,961		Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	10,131
	25,255	2.75	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	25,441
	46,533	1.12	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	39,183
	12,395	3.15	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	12,264
	295	3.03	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	278
	20,554		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	22,077
	32,258		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	35,424
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	100,788
	25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,554
	25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,916
	25,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	26,890
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	21,259
	12,271		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	12,557
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	50,931
	100,000	1.96	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	99,484
	67,334		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	69,891
	3,623		Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	3,615
	58,258	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	59,041
	132,636	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	136,787
	98,923		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	100,271
	74,000	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	70,705
	33,098	0.46	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	31,695
	25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,229
	83,645		GSR Mortgage Loan Trust 2005-3F, 5.5%, 3/25/35	85,659
	100,000	1.29	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	97,439
	28,192	0.84	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	26,936
	100,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)	103,552
	18,125	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	18,548
	60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	62,278
	100,000		JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 REMICS, 3.8046%, 7/17/47	106,042
	100,000	2.41	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,829
	10,246	2.11	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	10,019
	187,132	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	187,580
	131,316	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	133,660
	20,076	3.69	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	20,498
	70,775	3.46	JP Morgan Mortgage Trust 2013-3 REMICS, Floating Rate Note, 7/27/43 (144A)	70,502
	82,499	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	84,361
	94,962	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	97,284
	4,565	1.15	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	4,542
	100,000	6.03	Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50	104,276
	50,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47	51,918
	61,288	6.01	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	62,496
	93,988	2.99	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)	91,323
	88,436	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	87,768
	991		PHH Mortgage Capital LLC, 3.11255%, 12/25/27 (Step) (144A)	989
	937		RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	936
	53,477	0.65	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	48,441
	51,568		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	52,174
	7,043	0.70	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	6,556
	5,814	0.80	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	5,741
	77,641	1.60	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	70,978
	47,063	3.92	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42	47,627
	77,514	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	75,680
	39,908	3.54	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	39,286
	48,927	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	47,268
	102,304	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	99,474
	82,976	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	82,199
	18,997		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)	18,288
	113,205	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	114,129
	39,777	3.74	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	39,379
	26,849	3.74	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	26,532
	12,570	2.40	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	12,438
	14,264	2.54	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	14,326
	16,067	2.56	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	15,939
	16,257	2.25	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	16,154
	100,000		UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45	104,771
	91,941		VOLT XXX LLC, 3.625%, 10/25/57 (Step)	91,809
	10,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45	10,421
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50	51,535
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	52,347
	81,730	3.50	WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)	81,998
				$3,897,821
			Total Banks	$3,897,821
			Diversified Financials - 0.8%
			Other Diversified Financial Services - 0.4%
	98,547	1.70	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	$98,393
	92,439		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	97,488
				$195,881
			Asset Management & Custody Banks - 0.4%
	184,148	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	$186,875
			Total Diversified Financials	$382,756
			Government - 1.0%
	100,000	4.30	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	$104,111
	14,794		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	15,883
	1,295		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	1,328
	30,000	4.49	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	32,483
	25,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,567
	25,000	3.54	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,332
	100,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	104,367
	35,221		Government National Mortgage Association, 3.0%, 4/20/41	36,733
	84,570		Government National Mortgage Association, 4.5%, 9/20/39	91,606
				$438,410
			Total Government	$438,410
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $4,764,819)	$4,815,459

			CORPORATE BONDS - 35.6%
			Energy - 5.9%
			Oil & Gas Drilling - 0.5%
	10,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	$3,250
	100,000		Pride International, Inc., 6.875%, 8/15/20	95,152
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	73,254
	78,000		Rowan Companies, Inc., 5.85%, 1/15/44	48,739
				$220,395
			Integrated Oil & Gas - 0.3%
	75,000		Petrobras Global Finance BV, 3.0%, 1/15/19	$54,188
MXN	95,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	5,332
	100,000		Rosneft Finance SA, 7.25%, 2/2/20 (144A)	101,375
				$160,895
			Oil & Gas Exploration & Production - 2.0%
	100,000		Antero Resources Corp., 5.625%, 6/1/23 (144A)	$87,750
	30,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	19,500
	60,000		BreitBurn Energy Partners LP, 7.875%, 4/15/22	21,450
	35,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	32,725
	115,000		Denbury Resources, Inc., 4.625%, 7/15/23	62,100
	50,000		Denbury Resources, Inc., 5.5%, 5/1/22	29,750
	90,000		EP Energy LLC, 9.375%, 5/1/20	77,400
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	182,036
	75,000		Gulfport Energy Corp., 7.75%, 11/1/20	73,688
	50,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	44,000
	133,000		Linn Energy LLC, 6.25%, 11/1/19	33,915
	75,000		Newfield Exploration Co., 5.625%, 7/1/24	70,875
	60,000		Noble Energy, Inc., 5.625%, 5/1/21	60,360
	5,000		Noble Energy, Inc., 5.875%, 6/1/22	4,991
	6,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	4,754
	25,000		SM Energy Co., 5.625%, 6/1/25	21,500
	25,000		Swift Energy Co., 7.875%, 3/1/22	6,625
	50,000		Vanguard Natural Resources LLC, 7.875%, 4/1/20	30,375
	50,000		WPX Energy, Inc., 7.5%, 8/1/20	45,750
				$909,544
			Oil & Gas Refining & Marketing - 0.5%
	134,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$120,600
	74,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	70,452
	45,000		Tesoro Corp., 5.375%, 10/1/22	44,100
				$235,152
			Oil & Gas Storage & Transportation - 2.6%
	75,000		Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)	$71,250
	75,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	69,470
	35,000		Buckeye Partners LP, 6.05%, 1/15/18	36,919
	50,000		Crestwood Midstream Partners LP, 6.0%, 12/15/20	44,875
	73,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	81,772
	75,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	60,000
	25,000		Enterprise Products Operating LLC, 3.7%, 2/15/26	23,624
	56,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	55,090
	100,000		Genesis Energy LP, 6.75%, 8/1/22	93,850
	100,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34	85,156
	60,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	49,838
	105,000		MarkWest Energy Partners LP, 4.875%, 12/1/24	96,075
	25,000		Plains All American Pipeline LP, 4.65%, 10/15/25	25,093
	83,000		Plains All American Pipeline LP, 6.125%, 1/15/17	87,279
	99,000		Questar Pipeline Co., 5.83%, 2/1/18	108,021
	15,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)	13,219
	100,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	89,000
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	38,732
	45,000		Targa Resources Partners LP, 5.0%, 1/15/18 (144A)	42,862
				$1,172,125
			Total Energy	$2,698,111
			Materials - 3.1%
			Commodity Chemicals - 0.3%
	100,000		Axiall Corp., 4.875%, 5/15/23	$84,000
	50,000		Methanex Corp., 4.25%, 12/1/24	48,142
	20,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	18,800
				$150,942
			Diversified Chemicals - 0.3%
	25,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$25,969
	25,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	26,000
EURO	100,000		Ineos Finance Plc, 4.0%, 5/1/23	102,155
				$154,124
			Fertilizers & Agricultural Chemicals - 0.3%
	150,000		Agrium, Inc., 5.25%, 1/15/45	$154,929
			Specialty Chemicals - 0.2%
	25,000		Platform Specialty Products Corp., 6.5%, 2/1/22 (144A)	$21,500
	50,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	49,500
				$71,000
			Construction Materials - 0.3%
	150,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)	$144,375
			Metal & Glass Containers - 0.0%+
	15,000		Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (144A)	$15,094
			Paper Packaging - 0.3%
	116,000		AEP Industries, Inc., 8.25%, 4/15/19	$118,030
			Diversified Metals & Mining - 0.4%
	150,000		FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	$139,688
	50,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	37,188
	20,000		Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	16,550
				$193,426
			Precious Metals & Minerals - 0.5%
	200,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)	$203,000
			Steel - 0.1%
	25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$19,672
			Paper Products - 0.4%
	125,000		International Paper Co., 3.65%, 6/15/24	$123,535
	55,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	40,975
				$164,510
			Total Materials	$1,389,102
			Capital Goods - 2.2%
			Aerospace & Defense - 0.2%
	100,000		Triumph Group, Inc., 5.25%, 6/1/22	$92,000
			Building Products - 0.8%
	50,000		Building Materials Corp of America, 5.375%, 11/15/24 (144A)	$49,375
	123,000		Griffon Corp., 5.25%, 3/1/22	117,004
	25,000		Masco Corp., 5.95%, 3/15/22	27,281
	85,000		Masco Corp., 7.125%, 3/15/20	97,962
	25,000		Owens Corning, 4.2%, 12/1/24	24,835
	50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	52,825
				$369,282
			Construction & Engineering - 0.2%
	100,000		Dycom Investments, Inc., 7.125%, 1/15/21	$105,210
			Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000		Cummins, Inc., 5.65%, 3/1/98	$80,148
	8,000		Cummins, Inc., 6.75%, 2/15/27	10,156
	100,000		Meritor, Inc., 6.25%, 2/15/24	95,250
				$185,554
			Industrial Machinery - 0.1%
	60,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$49,200
			Trading Companies & Distributors - 0.5%
	125,000		Aircastle, Ltd., 6.25%, 12/1/19	$134,062
	75,000		WESCO Distribution, Inc., 5.375%, 12/15/21	71,719
				$205,781
			Total Capital Goods	$1,007,027
			Commercial Services & Supplies - 0.3%
			Commercial Printing - 0.1%
	65,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$54,600
			Research & Consulting Services - 0.2%
	50,000		FTI Consulting, Inc., 6.0%, 11/15/22	$51,750
	44,000		Verisk Analytics, Inc., 5.5%, 6/15/45	43,242
				$94,992
			Total Commercial Services & Supplies	$149,592
			Transportation - 0.6%
			Airlines - 0.6%
	50,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27	$50,250
	25,000		American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25	24,625
	92,186		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	93,799
	22,073		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	23,287
	100,000		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29 (144A)	96,250
				$288,211
			Total Transportation	$288,211
			Automobiles & Components - 0.1%
			Auto Parts & Equipment - 0.1%
	45,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	$48,938
			Total Automobiles & Components	$48,938
			Consumer Durables & Apparel - 0.6%
			Home Furnishings - 0.1%
	25,000		Mohawk Industries, Inc., 3.85%, 2/1/23	$25,360
			Homebuilding - 0.5%
	85,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$83,938
	105,000		Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A) (c)	6,300
	40,000		DR Horton, Inc., 5.75%, 8/15/23	43,300
	100,000		Lennar Corp., 4.5%, 6/15/19	101,100
	15,000		MDC Holdings, Inc., 5.5%, 1/15/24	15,150
				$249,788
			Total Consumer Durables & Apparel	$275,148
			Consumer Services - 0.5%
			Casinos & Gaming - 0.2%
	548		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (c)	$3
	100,000		Scientific Games International, Inc., 10.0%, 12/1/22	87,250
				$87,253
			Hotels, Resorts & Cruise Lines - 0.0%+
	25,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$25,484
			Education Services - 0.3%
	25,000		Bowdoin College, 4.693%, 7/1/12	$24,491
	50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	47,989
	25,000		Tufts University, 5.017%, 4/15/12	26,245
	25,000		William Marsh Rice University, 4.626%, 5/15/63	24,775
				$123,500
			Total Consumer Services	$236,237
			Media - 0.5%
			Broadcasting - 0.1%
	36,000		CBS Corp., 4.6%, 1/15/45	$31,689
			Cable & Satellite - 0.4%
	150,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)	$151,762
	25,000		DIRECTV Holdings LLC, 3.95%, 1/15/25	24,521
				$176,283
			Total Media	$207,972
			Retailing - 0.7%
			Catalog Retail - 0.2%
	100,000		QVC, Inc., 4.45%, 2/15/25	$96,418
			Internet Retail - 0.3%
	125,000		Expedia, Inc., 5.95%, 8/15/20	$138,550
			Computer & Electronics Retail - 0.1%
	25,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$24,500
			Specialty Stores - 0.1%
	60,000		Outerwall, Inc., 6.0%, 3/15/19	$59,700
			Total Retailing	$319,168
			Food & Staples Retailing - 0.6%
			Drug Retail - 0.3%
	35,164		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$38,716
	74,662		CVS Pass-Through Trust, 6.036%, 12/10/28	84,339
				$123,055
			Food Retail - 0.3%
	119,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$108,290
	58,000		Darling Ingredients, Inc., 5.375%, 1/15/22	56,840
				$165,130
			Total Food & Staples Retailing	$288,185
			Food, Beverage & Tobacco - 1.5%
			Distillers & Vintners - 0.0%+
	15,000		Constellation Brands, Inc., 4.75%, 11/15/24	$15,150
			Agricultural Products - 0.2%
	150,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$117,000
			Packaged Foods & Meats - 1.1%
	50,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$53,500
	45,000		JBS USA LLC, 5.75%, 6/15/25 (144A)	41,400
	150,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	145,500
	200,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	175,000
	25,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	25,000
	50,000		Post Holdings, Inc., 7.375%, 2/15/22	50,750
				$491,150
			Tobacco - 0.2%
	55,000		Alliance One International, Inc., 9.875%, 7/15/21	$47,025
	25,000		Reynolds American, Inc., 3.75%, 5/20/23 (144A)	25,113
				$72,138
			Total Food, Beverage & Tobacco	$695,438
			Health Care Equipment & Services - 0.8%
			Health Care Supplies - 0.2%
	75,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$74,812
			Health Care Facilities - 0.4%
	25,000		Kindred Healthcare Inc., 6.375%, 4/15/22	$24,812
	50,000		NYU Hospitals Center, 4.428%, 7/1/42	49,104
	124,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	116,250
				$190,166
			Managed Health Care - 0.2%
	95,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$98,800
			Total Health Care Equipment & Services	$363,778
			Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
			Biotechnology - 0.4%
	50,000		Biogen, Inc., 3.625%, 9/15/22	$50,394
	75,000		Biogen, Inc., 4.05%, 9/15/25	75,764
	50,000		Gilead Sciences, Inc., 4.6%, 9/1/35	50,043
				$176,201
			Pharmaceuticals - 0.4%
	30,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$30,300
	121,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	116,311
	25,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	24,750
				$171,361
			Total Pharmaceuticals, Biotechnology & Life Sciences	$347,562
			Banks - 3.4%
			Diversified Banks - 3.1%
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	$110,265
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	70,180
	175,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	178,500
	100,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	97,750
	150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	150,750
	125,000		BNP Paribas SA, 4.375%, 9/28/25 (144A)	121,968
	82,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	79,591
	50,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	48,750
	125,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22 (144A)	124,857
INR	1,150,000		Inter-American Development Bank, 6.0%, 9/5/17	17,313
NZD	75,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21	50,957
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	115,497
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	204,730
	60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	57,990
				$1,429,098
			Regional Banks - 0.3%
	50,000		SunTrust Banks, Inc., 3.5%, 1/20/17	$51,227
	60,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	65,100
				$116,327
			Total Banks	$1,545,425
			Diversified Financials - 4.4%
			Other Diversified Financial Services - 1.3%
	90,000		Alterra Finance LLC, 6.25%, 9/30/20	$103,540
	115,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	121,168
INR	7,450,000		European Bank for Reconstruction & Development, 6.0%, 3/3/16	112,863
	25,000		Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	25,626
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18	64,989
	155,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	161,394
				$589,580
			Specialized Finance - 0.9%
	100,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$112,250
	71,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	78,010
	200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	202,000
	35,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	27,912
				$420,172
			Consumer Finance - 0.8%
	50,000		Ally Financial, Inc., 4.625%, 5/19/22	$49,188
	100,000	5.55	Capital One Financial Corp., Floating Rate Note (Perpetual)	98,750
INR	1,980,000		International Finance Corp., 6.3%, 11/25/24	28,234
INR	5,670,000		International Finance Corp., 7.75%, 12/3/16	87,053
INR	5,700,000		International Finance Corp., 8.25%, 6/10/21	91,937
				$355,162
			Asset Management & Custody Banks - 0.9%
	125,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$152,144
	100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	104,583
	35,000		Legg Mason, Inc., 5.625%, 1/15/44	36,224
	75,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)	68,709
	25,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,062
				$384,722
			Investment Banking & Brokerage - 0.5%
	75,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$84,153
	85,000		Morgan Stanley, 4.1%, 5/22/23	86,030
	25,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	24,625
NZD	80,000		The Goldman Sachs Group, Inc., 5.2%, 12/17/19	53,452
				$248,260
			Total Diversified Financials	$1,997,896
			Insurance - 1.9%
			Insurance Brokers - 0.2%
	100,000		Brown & Brown, Inc., 4.2%, 9/15/24	$100,828
			Life & Health Insurance - 0.8%
	50,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	$51,600
	50,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/68	57,388
	50,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	52,875
	125,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	156,516
	50,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	50,400
				$368,779
			Multi-line Insurance - 0.3%
	85,000		AXA SA, 8.6%, 12/15/30	$115,335
			Property & Casualty Insurance - 0.4%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$65,342
	20,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	20,351
	75,000		The Allstate Corp., 5.95%, 4/1/36	92,609
				$178,302
			Reinsurance - 0.2%
	31,264		Altair Re, Variable Rate Notes, 6/30/16 (f)	$2,195
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)	42,324
	30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	31,774
				$76,293
			Total Insurance	$839,537
			Real Estate - 1.6%
			Diversified REIT - 0.3%
	35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$36,181
	75,000		MPT Operating Partnership LP, 5.5%, 5/1/24	76,875
	16,000		WP Carey, Inc., 4.6%, 4/1/24	16,316
				$129,372
			Office REIT - 0.4%
	75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,873
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	21,018
	50,000		Highwoods Realty LP, 3.625%, 1/15/23	50,195
	60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	56,852
				$202,938
			Residential REIT - 0.4%
	175,000		UDR, Inc., 4.0%, 10/1/25	$177,687
			Specialized REIT - 0.5%
	15,000		CubeSmart LP, 4.8%, 7/15/22	$16,306
	95,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	97,375
	25,000		Equinix, Inc., 5.375%, 1/1/22	24,875
	75,000		Equinix, Inc., 5.75%, 1/1/25	74,438
				$212,994
			Total Real Estate	$722,991
			Software & Services - 0.1%
			Home Entertainment Software - 0.1%
	25,000		Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,312
			Total Software & Services	$26,312
			Technology Hardware & Equipment - 0.8%
			Communications Equipment - 0.2%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$48,000
	40,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	38,375
				$86,375
			Computer Hardware Storage & Peripherals - 0.4%
	30,000		NCR Corp., 6.375%, 12/15/23	$29,400
	100,000		Seagate HDD Cayman, 4.75%, 6/1/23	98,694
	75,000		Seagate HDD Cayman, 4.875%, 6/1/27 (144A)	69,762
				$197,856
			Electronic Manufacturing Services - 0.2%
	100,000		Flextronics International, Ltd., 5.0%, 2/15/23	$100,000
			Total Technology Hardware & Equipment	$384,231
			Semiconductors & Semiconductor Equipment - 0.6%
			Semiconductors - 0.6%
	52,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	$32,240
	160,000		Intel Corp., 4.9%, 7/29/45	165,627
	80,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	73,584
				$271,451
			Total Semiconductors & Semiconductor Equipment	$271,451
			Telecommunication Services - 3.0%
			Integrated Telecommunication Services - 1.8%
	50,000		AT&T, Inc., 4.75%, 5/15/46	$45,815
	50,000		CenturyLink, Inc., 6.45%, 6/15/21	45,750
	50,000		CenturyLink, Inc., 7.6%, 9/15/39	37,875
	81,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	81,557
	13,000		Frontier Communications Corp., 7.125%, 1/15/23	10,685
	112,000		Frontier Communications Corp., 8.5%, 4/15/20	108,920
	100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	99,714
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	80,963
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	25,135
	49,000		Verizon Communications, Inc., 5.012%, 8/21/54	44,597
	75,000		Verizon Communications, Inc., 5.15%, 9/15/23	82,852
	51,000		Verizon Communications, Inc., 6.55%, 9/15/43	60,254
	80,000		Windstream Services LLC, 6.375%, 8/1/23	57,648
	25,000		Windstream Services LLC, 7.75%, 10/15/20	21,250
				$803,015
			Wireless Telecommunication Services - 1.2%
	25,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$24,375
	50,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	54,009
	150,000		SBA Tower Trust, 3.869%, 10/15/49 (144A)	152,617
	50,000		Sprint Corp., 7.25%, 9/15/21	40,938
	100,000		T-Mobile USA, Inc., 6.542%, 4/28/20	101,625
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	200,500
				$574,064
			Total Telecommunication Services	$1,377,079
			Utilities - 1.6%
			Electric Utilities - 1.0%
	125,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	$131,809
	65,000		Iberdrola International BV, 6.75%, 7/15/36	80,550
	50,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	55,625
	65,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	59,150
	40,000		TerraForm Power, 9.75%, 8/15/22 (144A)	32,100
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	90,629
				$449,863
			Multi-Utilities - 0.4%
	100,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$100,352
	78,204		Ormat Funding Corp., 8.25%, 12/30/20	78,204
				$178,556
			Independent Power Producers & Energy Traders - 0.2%
	78,188		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$86,665
	25,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	22,062
				$108,727
			Total Utilities	$737,146
			TOTAL CORPORATE BONDS
			(Cost $16,798,166)	$16,216,537

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.5%
	24,511		Fannie Mae, 2.5%, 7/1/30	$25,034
	24,467		Fannie Mae, 2.5%, 7/1/30	24,981
	44,325		Fannie Mae, 2.5%, 7/1/30	45,270
	49,308		Fannie Mae, 3.0%, 7/1/30	51,413
	96,000		Fannie Mae, 3.5%, 11/12/15	99,929
	90,183		Fannie Mae, 3.5%, 12/1/25	95,409
	139,210		Fannie Mae, 3.5%, 12/1/25	147,306
	40,713		Fannie Mae, 3.5%, 12/1/42	42,756
	324,659		Fannie Mae, 3.5%, 2/1/44	339,163
	141,289		Fannie Mae, 3.5%, 4/1/45	147,525
	377,178		Fannie Mae, 3.5%, 5/1/44	394,591
	82,407		Fannie Mae, 3.5%, 7/1/43	86,143
	22,570		Fannie Mae, 4.0%, 1/1/42	24,153
	317,258		Fannie Mae, 4.0%, 10/1/44	338,636
	16,293		Fannie Mae, 4.0%, 11/1/41	17,425
	56,849		Fannie Mae, 4.0%, 11/1/43	61,016
	43,127		Fannie Mae, 4.0%, 11/1/43	46,288
	61,516		Fannie Mae, 4.0%, 11/1/44	65,726
	24,950		Fannie Mae, 4.0%, 12/1/41	26,673
	5,915		Fannie Mae, 4.0%, 12/1/42	6,318
	24,522		Fannie Mae, 4.0%, 3/1/42	26,328
	112,409		Fannie Mae, 4.0%, 7/1/42	121,038
	56,693		Fannie Mae, 4.0%, 7/1/44	60,513
	370,247		Fannie Mae, 4.0%, 8/1/42	396,397
	111,503		Fannie Mae, 4.0%, 8/1/44	119,017
	846,000		Fannie Mae, 4.5%, 10/14/15	917,077
	137,214		Fannie Mae, 4.5%, 11/1/40	149,121
	17,638		Fannie Mae, 4.5%, 11/1/43	19,405
	40,535		Fannie Mae, 4.5%, 12/1/41	44,079
	4,194		Fannie Mae, 4.5%, 3/1/35	4,544
	186,572		Fannie Mae, 4.5%, 6/1/44	202,818
	17,119		Fannie Mae, 4.5%, 7/1/41	18,690
	477,846		Fannie Mae, 4.5%, 8/1/40	519,210
	59,220		Fannie Mae, 5.0%, 1/1/39	65,161
	13,709		Fannie Mae, 5.0%, 6/1/40	15,135
	307		Fannie Mae, 6.0%, 3/1/32	350
	297		Fannie Mae, 6.5%, 10/1/31	339
	214		Fannie Mae, 6.5%, 2/1/32	244
	115		Fannie Mae, 7.0%, 9/1/29	124
	64,296		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	66,957
	40,547		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	42,308
	46,922		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	49,950
	366,906		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	382,173
	142,069		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	151,385
	44,706		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	47,711
	70,970		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	75,624
	78,199		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	83,327
	746,735		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	809,188
	13,471		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	14,751
	42,019		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	46,148
	666		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	733
	4,175		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	4,570
	210		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	211
	26,451		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	29,297
	52,062		Federal National Mortgage Association, 4.0%, 12/1/19	54,571
	445,000		Government National Mortgage Association I, 3.5%, 10/21/15	465,658
	41,507		Government National Mortgage Association I, 3.5%, 7/15/42	43,619
	9,783		Government National Mortgage Association I, 4.0%, 12/15/41	10,436
	29,687		Government National Mortgage Association I, 4.0%, 3/15/44	31,664
	640,217		Government National Mortgage Association I, 4.0%, 4/15/42	682,779
	81,340		Government National Mortgage Association I, 4.0%, 8/15/43	87,950
	67,034		Government National Mortgage Association I, 4.0%, 9/15/44	71,497
	48,009		Government National Mortgage Association I, 4.5%, 1/15/40	52,806
	106,903		Government National Mortgage Association I, 4.5%, 3/15/40	116,421
	19,907		Government National Mortgage Association I, 4.5%, 4/15/35	21,673
	14,893		Government National Mortgage Association I, 4.5%, 5/15/34	16,277
	37,596		Government National Mortgage Association I, 4.5%, 7/15/41	40,761
	11,507		Government National Mortgage Association I, 4.5%, 9/15/33	12,664
	42,320		Government National Mortgage Association I, 4.5%, 9/15/40	45,882
	7,035		Government National Mortgage Association I, 5.0%, 4/15/35	7,909
	8,318		Government National Mortgage Association I, 5.5%, 1/15/34	9,521
	15,186		Government National Mortgage Association I, 5.5%, 11/15/35	17,155
	12,868		Government National Mortgage Association I, 5.5%, 4/15/34	14,691
	23,012		Government National Mortgage Association I, 5.5%, 6/15/35	25,865
	3,636		Government National Mortgage Association I, 5.5%, 7/15/34	4,150
	1,969		Government National Mortgage Association I, 6.0%, 10/15/33	2,273
	1,180		Government National Mortgage Association I, 6.0%, 2/15/33	1,359
	2,867		Government National Mortgage Association I, 6.0%, 3/15/33	3,285
	1,938		Government National Mortgage Association I, 6.0%, 3/15/33	2,232
	152		Government National Mortgage Association I, 6.0%, 5/15/17	154
	371		Government National Mortgage Association I, 6.0%, 6/15/17	379
	347		Government National Mortgage Association I, 6.0%, 6/15/33	390
	2,924		Government National Mortgage Association I, 6.0%, 6/15/33	3,380
	2,298		Government National Mortgage Association I, 6.0%, 7/15/33	2,656
	2,168		Government National Mortgage Association I, 6.0%, 7/15/33	2,501
	3,088		Government National Mortgage Association I, 6.0%, 8/15/19	3,229
	12,905		Government National Mortgage Association I, 6.0%, 8/15/34	14,755
	3,567		Government National Mortgage Association I, 6.0%, 9/15/33	4,040
	1,309		Government National Mortgage Association I, 6.0%, 9/15/33	1,471
	1,320		Government National Mortgage Association I, 6.5%, 1/15/30	1,513
	1,025		Government National Mortgage Association I, 6.5%, 11/15/32	1,216
	699		Government National Mortgage Association I, 6.5%, 2/15/32	802
	1,955		Government National Mortgage Association I, 6.5%, 3/15/29	2,242
	749		Government National Mortgage Association I, 6.5%, 3/15/32	902
	172		Government National Mortgage Association I, 7.0%, 3/15/31	196
	24,459		Government National Mortgage Association II, 3.5%, 3/20/45	25,684
	24,776		Government National Mortgage Association II, 3.5%, 4/20/45	26,053
	99,795		Government National Mortgage Association II, 3.5%, 8/20/45	104,740
	100,000		Government National Mortgage Association II, 4.0%, 9/20/44	106,629
	26,197		Government National Mortgage Association II, 4.5%, 9/20/41	28,482
	5,975		Government National Mortgage Association II, 5.5%, 3/20/34	6,757
	9,986		Government National Mortgage Association II, 6.0%, 11/20/33	11,190
	175,000		U.S. Treasury Bonds, 2.5%, 2/15/45	161,105
	65,000		U.S. Treasury Bonds, 2.75%, 11/15/42	63,284
	150,000		U.S. Treasury Bonds, 3.0%, 11/15/44	153,176
	175,000		U.S. Treasury Bonds, 3.0%, 5/15/45	179,088
	400,000		U.S. Treasury Bonds, 4.5%, 8/15/39	521,802
	979,963		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	934,998
	841,180		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	729,472
	450,000	0.06	U.S. Treasury Note, Floating Rate Note, 1/31/16	449,996
	225,000	0.10	U.S. Treasury Note, Floating Rate Note, 1/31/17	224,940
	450,000	0.07	U.S. Treasury Note, Floating Rate Note, 10/31/16	449,866
	450,000	0.08	U.S. Treasury Note, Floating Rate Note, 4/30/16	450,044
	450,000	0.09	U.S. Treasury Note, Floating Rate Note, 7/31/16	450,038
	225,000		U.S. Treasury Notes, 0.625%, 12/31/16	225,442
	575,000	0.09	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/17	574,408
				$14,329,796
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $14,236,279)	$14,329,796

			FOREIGN GOVERNMENT BONDS - 4.5%
	200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,050
AUD	520,000		Australia Government Bond, 3.25%, 4/21/25	383,624
CNY	500,000		China Government Bond, 3.0%, 11/21/19	77,197
MXN	550,000		Mexican Bonos, 6.5%, 6/9/22	33,697
MXN	520,000		Mexican Bonos, 7.5%, 6/3/27	33,516
MXN	2,655,425		Mexican Udibonos, 2.0%, 6/9/22	150,761
MXN	1,593,255		Mexican Udibonos, 3.5%, 12/14/17	100,100
NZD	305,000		New Zealand Government Bond, 4.5%, 4/15/27	217,082
NOK	750,000		Norway Government Bond, 2.0%, 5/24/23	92,485
NOK	2,750,000		Norway Government Bond, 4.25%, 5/19/17	341,883
NOK	1,250,000		Norway Government Bond, 4.5%, 5/22/19	166,703
	50,000		Poland Government International Bond, 4.0%, 1/22/24	52,875
RON	220,000		Romania Government Bond, 5.85%, 4/26/23	64,264
RON	90,000		Romania Government Bond, 5.95%, 6/11/21	26,172
RUB	8,062,000		Russian Federal Bond - OFZ, 7.0%, 8/16/23	98,104
				$2,039,513
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,334,512)	$2,039,513

			MUNICIPAL BONDS - 3.3%
			Municipal Development - 0.9%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$64,888
	65,000		Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	70,546
	100,000		New Jersey Economic Development Authority, 2/15/18 (d)	93,380
	70,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	71,225
	60,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,202
	50,000		Selma Industrial Development Board, 6.25%, 11/1/33	57,871
				$418,112
			Municipal Education - 0.0%+
	10,000		Amherst College, 3.794%, 11/1/42	$9,718

			Municipal General - 0.9%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$94,538
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35	26,408
	75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	78,235
	25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,572
	25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	27,253
	50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	54,242
	50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	53,226
	50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	52,992
				$415,466
			Higher Municipal Education - 0.5%
	25,000		Baylor University, 4.313%, 3/1/42	$25,589
	45,000		California Educational Facilities Authority, 5.0%, 6/1/43	58,710
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	31,571
	25,000		Permanent University Fund, 5.0%, 7/1/30	29,877
	40,000		The George Washington University, 1.827%, 9/15/17	40,379
	50,000		University of California, 3.38%, 5/15/28	50,312
				$236,438
			Municipal Medical - 0.3%
	50,000		Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$55,520
	25,000		Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41	27,810
	50,000		New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	57,786
				$141,116
			Municipal Pollution - 0.3%
	135,000		Port Freeport Texas, 5.95%, 5/15/33	$148,766

			Municipal School District - 0.1%
	20,000		North East Independent School District Texas, 5.25%, 2/1/31	$25,527

			Municipal Transportation - 0.1%
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$14,495

			Municipal Obligation - 0.2%
	20,000		State of Washington, 3.0%, 7/1/28	$20,322
	30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	31,089
	30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	31,067
				$82,478
			TOTAL MUNICIPAL BONDS
			(Cost $1,394,204)	$1,492,116

			SENIOR FLOATING RATE LOAN INTERESTS - 6.2%**
			Energy - 0.1%
			Coal & Consumable Fuels - 0.1%
	78,333	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$29,375
			Total Energy	$29,375
			Materials - 0.3%
			Specialty Chemicals - 0.1%
	69,875	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$69,516
			Aluminum - 0.1%
	38,600	5.75	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$26,538
			Paper Products - 0.1%
	50,239	5.81	Appvion, Inc., Term Commitment, 6/28/19	$47,256
			Total Materials	$143,310
			Capital Goods - 0.1%
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	35,000	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17	$34,212
			Trading Companies & Distributors - 0.0%+
	24,964	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$24,988
			Total Capital Goods	$59,200
			Commercial Services & Supplies - 0.1%
			Security & Alarm Services - 0.0%+
	15,302	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$15,245
			Research & Consulting Services - 0.1%
	39,749	5.00	Wyle, Tranche B Loan (First Lien), 5/22/21	$39,699
			Total Commercial Services & Supplies	$54,944
			Automobiles & Components - 0.7%
			Auto Parts & Equipment - 0.4%
	25,200	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	$24,780
	142,985	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	141,734
				$166,514
			Automobile Manufacturers - 0.3%
	143,625	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$143,393
			Total Automobiles & Components	$309,907
			Consumer Durables & Apparel - 0.1%
			Apparel, Accessories & Luxury Goods - 0.1%
	33,980	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$34,181
			Total Consumer Durables & Apparel	$34,181
			Consumer Services - 0.8%
			Casinos & Gaming - 0.4%
	126,425	3.50	MGM Resorts International, Term B Loan, 12/20/19	$125,615
	24,614	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	24,633
				$150,248
			Leisure Facilities - 0.2%
	99,750	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	$99,999
			Restaurants - 0.2%
	87,063	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$87,024
			Total Consumer Services	$337,271
			Media - 0.5%
			Cable & Satellite - 0.4%
	55,000	0.00	Charter Communications Operating, Ltd., 1st Lien Bridge Loan 5/26/16	$55,000
	48,875	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	48,355
	72,577	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	72,229
				$175,584
			Movies & Entertainment - 0.0%+
	17,254	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	$16,973
			Publishing - 0.1%
	23,161	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$23,144
			Total Media	$215,701
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
	86,730	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$82,719
			Total Household & Personal Products	$82,719
			Health Care Equipment & Services - 0.9%
			Health Care Equipment - 0.2%
	100,000	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$100,031
			Health Care Facilities - 0.6%
	69,217	4.25	Surgical Care Affiliates, Inc., 1st Lien Term Loan B, 3/12/22	$69,217
	30,857	3.57	CHS, Incremental 2018 Term F Loans, 12/31/18	30,874
	28,959	3.08	CHS, Incremental 2019 Term G Loan, 12/31/19	28,977
	53,284	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	53,395
	100,000	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	99,915
				$282,378
			Managed Health Care - 0.1%
	13,747	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$10,310
	9,994	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	7,495
				$17,805
			Total Health Care Equipment & Services	$400,214
			Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
			Pharmaceuticals - 0.6%
	98,500	3.20	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	$98,633
	100,000	4.25	PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21	99,042
	79,620	3.75	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	78,575
				$276,250
			Total Pharmaceuticals, Biotechnology & Life Sciences	$276,250
			Banks - 0.2%
			Thrifts & Mortgage Finance - 0.2%
	95,029	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$95,058
			Total Banks	$95,058
			Diversified Financials - 0.4%
			Specialized Finance - 0.4%
	194,535	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$194,535
			Total Diversified Financials	$194,535
			Insurance - 0.5%
			Insurance Brokers - 0.3%
	145,897	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$144,864
			Property & Casualty Insurance - 0.2%
	101,033	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$101,285
			Total Insurance	$246,149
			Telecommunication Services - 0.7%
			Integrated Telecommunication Services - 0.7%
	117,831	3.50	Virgin Media Investment Holdings, Ltd., Term Facility, 6/30/23	$116,316
	124,375	4.00	GCI Holdings, Inc., New Term B Loan, 2/2/22	125,230
	85,953	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	85,126
				$326,672
			Total Telecommunication Services	$326,672
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $2,862,450)	$2,805,486

			TEMPORARY CASH INVESTMENT - 0.3%
			Commercial Paper - 0.3%
	115,000		Prudential Funding Commercial Paper, 10/1/15 (d)	$115,000
			TOTAL TEMPORARY CASH INVESTMENT
			(Cost $115,000)	$115,000

			TOTAL INVESTMENT IN SECURITIES - 98.8%	$44,948,621
			(Cost $45,489,850) (a)

			OTHER ASSETS & LIABILITIES - 1.2%	$538,791

			TOTAL NET ASSETS - 100.0%	$45,487,413

	+		Amount rounds to less than 0.1%.

	Step		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(PIK)		Represents a pay-in kind security.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	REIT		Real Estate Investment Trust.

	*		Non-income producing security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2015, the value of these securities amounted to $10,118,669 or 22.2% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)		At September 30, 2015, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $45,489,850 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$1,077,913

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(1,619,142)

			Net unrealized depreciation	$(541,229)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security is in default and is non-income producing.

	(d)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(e)		Structured reinsurance investment. At September 30, 2015, the value of these securities amounted to $44,519 or 0.1% of total
			net assets.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD		Australian Dollar
	CNY		New Chinese Yuan
	EURO		Euro
	INR		Indian Rupee
	MXN		Mexican Peso
	NOK		Norwegian Krone
	NZD		New Zealand Dollar
	RON		Romanian New Leu
	RUB		Russian Ruble

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/ Index	Coupon	Credit Rating (2)		Expiration Date	Premiums (Received) Paid	Net Unrealized Appreciation (Depreciation)
990,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	6/20/20	55,932	(27,118)
							$55,932	$(27,118)
CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums (Received) Paid	Net Unrealized Appreciation (Depreciation)
75,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling Co.	1.00%	BBB+		12/20/19	$(2,810)	$(7,068)
100,000	J.P. Morgan Chase Bank NA	American Axle & Manufacturing, Inc.	5.00%	B	+	12/20/17	(3,000)	12,475
50,000	J.P. Morgan Chase Bank NA	Goodyear Tire & Rubber, Inc.	5.00%	BB		12/20/17	(1,625)	6,510
900,000	J.P. Morgan Chase Bank NA	Markit CDX North America Investment Grade Index	1.00%	BBB+		12/20/17	(871)	11,844

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2) Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes To Financial Satements - Note 1A.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$686,412	$-	$686,412
	Preferred Stocks
	Diversified Financials
	Consumer Finance	49,784	15,122	-	64,906
	All Other Preferred Stocks	371,134	-	-	371,134
	Convertible Preferred Stocks	222,254	-	-	222,254
	Common Stocks	-	204,885	-	204,885
	Asset Backed Securities	-	1,585,123	-	1,585,123
	Collateralized Mortgage Obligations	-	4,815,459	-	4,815,459
	Corporate Bonds
	Insurance
	Reinsurance	-	31,774	44,519	76,293
	All Other Corporate Bonds	-	16,140,244	-	16,140,244
	U.S. Government Agency Obligations	-	14,329,796	-	14,329,796
	Foreign Government Bonds	-	2,039,513	-	2,039,513
	Municipal Bonds	-	1,492,116	-	1,492,116
	Senior Floating Rate Loan Interests	-	2,805,486	-	2,805,486
	Commercial Paper	-	115,000	-	115,000
	Total	$643,172	$44,260,930	$44,519	$44,948,621

	Other Financial Instruments
	Net unrealized depreciation on swap contracts	$-	$(3,357)	$-	$(3,357)
	Net unrealized depreciation on futures contracts	(57,945)	-	-	(57,945)
	Unrealized appreciation on forward foreign currency contracts	-	15,445	-	15,445
	Unrealized depreciation on forward foreign currency contracts	-	(11,117)	-	(11,117)
	Total Other Financial Instruments	$(57,945)	$971	$-	$(56,974)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Corporate Bonds

	Balance as of 12/31/14	$34,256
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(29,737)
	Purchases	40,000
	Sales	-
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 9/30/15	$44,519

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on
	investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/15	$(29,737)

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 9/30/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 15.2%
		Energy - 0.9%
		Oil & Gas Equipment & Services - 0.1%
85,000		SEACOR Holdings, Inc., 3.0%, 11/15/28	$67,575
			$67,575
		Oil & Gas Exploration & Production - 0.5%
220,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$156,475
65,000		Energy XXI, Ltd., 3.0%, 12/15/18	6,012
150,000		Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)	122,156
			$284,643
		Oil & Gas Storage & Transportation - 0.3%
200,000		Golar LNG, Ltd., 3.75%, 3/7/17	$196,360
		Total Energy	$548,578
		Materials - 0.2%
		Diversified Metals & Mining - 0.2%
117,000		RTI International Metals, Inc., 1.625%, 10/15/19	$122,996
		Total Materials	$122,996
		Capital Goods - 1.1%
		Aerospace & Defense - 0.1%
95,000		The KEYW Holding Corp., 2.5%, 7/15/19	$73,209
		Construction & Engineering - 0.3%
150,000		Dycom Industries, Inc., 0.75%, 9/15/21 (144A)	$148,763
		Electrical Components & Equipment - 0.7%
459,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$276,261
190,000		SolarCity Corp., 1.625%, 11/1/19 (144A)	148,081
			$424,342
		Total Capital Goods	$646,314
		Consumer Durables & Apparel - 2.6%
		Homebuilding - 1.9%
250,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$229,531
245,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	283,434
450,000		KB Home, 1.375%, 2/1/19	417,938
109,000		Lennar Corp., 2.75%, 12/15/20 (144A)	236,121
			$1,167,024
		Housewares & Specialties - 0.7%
365,000		Jarden Corp., 1.125%, 3/15/34	$417,469
		Total Consumer Durables & Apparel	$1,584,493
		Consumer Services - 0.2%
		Specialized Consumer Services - 0.2%
100,000		Ascent Capital Group, Inc., 4.0%, 7/15/20	$72,000
65,000		Carriage Services, Inc., 2.75%, 3/15/21	72,109
			$144,109
		Total Consumer Services	$144,109
		Media - 0.3%
		Broadcasting - 0.3%
175,000		Liberty Media Corp., 1.375%, 10/15/23	$165,484
		Total Media	$165,484
		Retailing - 0.6%
		Internet Retail - 0.6%
380,000		Shutterfly, Inc., 0.25%, 5/15/18	$352,212
		Total Retailing	$352,212
		Health Care Equipment & Services - 1.1%
		Health Care Equipment - 0.8%
280,000		Insulet Corp., 2.0%, 6/15/19	$258,300
86,000		NuVasive, Inc., 2.75%, 7/1/17	108,414
125,000		Wright Medical Group, Inc., 2.0%, 2/15/20 (144A)	118,906
			$485,620
		Health Care Supplies - 0.3%
100,000		Alere, Inc., 3.0%, 5/15/16	$113,438
85,000		Endologix, Inc., 2.25%, 12/15/18	75,650
			$189,088
		Total Health Care Equipment & Services	$674,708
		Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
		Biotechnology - 1.7%
75,000		BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	$100,781
175,000		Cepheid, 1.25%, 2/1/21	177,625
388,000		Emergent BioSolutions, Inc., 2.875%, 1/15/21	440,622
70,000		Immunomedics, Inc., 4.75%, 2/15/20 (144A)	49,831
170,000		Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22 (144A)	151,088
163,000		PDL BioPharma, Inc., 4.0%, 2/1/18	143,644
			$1,063,591
		Pharmaceuticals - 1.3%
225,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)	$203,062
200,000		Jazz Investments I, Ltd., 1.875%, 8/15/21	203,250
125,000		The Medicines Co., 2.5%, 1/15/22 (144A)	162,656
320,000		Theravance, Inc., 2.125%, 1/15/23	209,600
			$778,568
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,842,159
		Software & Services - 3.2%
		Internet Software & Services - 1.5%
240,000		Twitter, Inc., 0.25%, 9/15/19 (144A)	$209,850
685,000		WebMD Health Corp., 1.5%, 12/1/20	700,412
			$910,262
		Data Processing & Outsourced Services - 0.5%
330,000		Cardtronics, Inc., 1.0%, 12/1/20	$305,662
		Application Software - 1.2%
105,000		Citrix Systems, Inc., 0.5%, 4/15/19	$110,709
360,000		Mentor Graphics Corp., 4.0%, 4/1/31	453,825
123,000		Nuance Communications, Inc., 1.5%, 11/1/35	126,613
35,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19	35,306
			$726,453
		Systems Software - 0.2%
30,000		FireEye, Inc., 1.0%, 6/1/35 (144A)	$27,056
30,000		FireEye, Inc., 1.625%, 6/1/35 (144A)	26,531
40,000		Proofpoint, Inc., 0.75%, 6/15/20 (144A)	41,825
			$95,412
		Total Software & Services	$2,037,789
		Technology Hardware & Equipment - 0.9%
		Communications Equipment - 0.5%
360,000		Finisar Corp., 0.5%, 12/15/33	$319,725
		Electronic Components - 0.4%
310,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$207,700
		Total Technology Hardware & Equipment	$527,425
		Semiconductors & Semiconductor Equipment - 0.9%
		Semiconductor Equipment - 0.2%
125,000		SunEdison, Inc., 2.625%, 6/1/23 (144A)	$62,969
115,000		SunEdison, Inc., 3.375%, 6/1/25 (144A)	58,434
			$121,403
		Semiconductors - 0.7%
220,000		ON Semiconductor Corp., 1.0%, 12/1/20 (144A)	$204,738
13,000		ON Semiconductor Corp., 2.625%, 12/15/26	14,536
235,000		SunPower Corp., 0.875%, 6/1/21	196,666
			$415,940
		Total Semiconductors & Semiconductor Equipment	$537,343
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $9,613,216)	$9,183,610

		PREFERRED STOCKS - 1.3%
		Banks - 0.6%
		Diversified Banks - 0.6%
14,011	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$377,176
		Total Banks	$377,176
		Diversified Financials - 0.4%
		Consumer Finance - 0.4%
10,350	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$264,236
		Investment Banking & Brokerage - 0.0% †
197	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$5,012
		Total Diversified Financials	$269,248
		Utilities - 0.3%
		Electric Utilities - 0.3%
6,066		PPL Capital Funding, Inc., 5.9%, 4/30/73	$152,863
		Total Utilities	$152,863
		TOTAL PREFERRED STOCKS
		(Cost $762,152)	$799,287

		CONVERTIBLE PREFERRED STOCKS - 1.0%
		Energy - 0.0% †
		Oil & Gas Exploration & Production - 0.0% †
1,054		SandRidge Energy, Inc., 7.0% (Perpetual)	$5,138
		Total Energy	$5,138
		Consumer Durables & Apparel - 0.8%
		Home Furnishings - 0.8%
5,000		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK) (e)	$441,534
		Total Consumer Durables & Apparel	$441,534
		Health Care Equipment & Services - 0.2%
		Health Care Supplies - 0.2%
397		Alere, Inc., 3.0% (Perpetual)	$129,595
		Total Health Care Equipment & Services	$129,595
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $568,037)	$576,267
Shares
		COMMON STOCKS - 6.0%
		Energy - 0.3%
		Oil & Gas Exploration & Production - 0.1%
30,443		Halcon Resources Corp. *	$16,135
5,400		Marathon Oil Corp.	83,160
1,992		SandRidge Energy, Inc. *	538
			$99,833
		Oil & Gas Refining & Marketing - 0.2%
2,156		Marathon Petroleum Corp. *	$99,887
		Total Energy	$199,720
		Materials - 0.6%
		Commodity Chemicals - 0.5%
6,049		Axiall Corp.	$94,909
2,531		LyondellBasell Industries NV	210,984
			$305,893
		Diversified Metals & Mining - 0.1%
2,641		Freeport-McMoRan, Inc.	$25,591
		Total Materials	$331,484
		Capital Goods - 0.6%
		Aerospace & Defense - 0.2%
1,366		Orbital ATK, Inc.	$98,174
		Electrical Components & Equipment - 0.1%
6,183		General Cable Corp.	$73,578
		Construction & Farm Machinery & Heavy Trucks - 0.1%
15,596		Commercial Vehicle Group, Inc. *	$62,852
1,767		Joy Global, Inc.	26,381
			$89,233
		Industrial Machinery - 0.2%
4,579		Kennametal, Inc.	$113,971
		Total Capital Goods	$374,956
		Transportation - 0.3%
		Airlines - 0.3%
3,777		United Continental Holdings, Inc. *	$200,370
		Total Transportation	$200,370
		Automobiles & Components - 0.7%
		Automobile Manufacturers - 0.7%
32,788		Ford Motor Co.	$444,933
		Total Automobiles & Components	$444,933
		Consumer Services - 0.3%
		Restaurants - 0.3%
2,937		Starbucks Corp.	$166,939
		Total Consumer Services	$166,939
		Health Care Equipment & Services - 0.7%
		Health Care Services - 0.1%
9,932		BioScrip, Inc. *	$18,573
		Managed Health Care - 0.6%
1,506		Aetna, Inc.	$164,771
1,568		Cigna Corp.	211,711
			$376,482
		Total Health Care Equipment & Services	$395,055
		Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
		Life Sciences Tools & Services - 0.7%
733		Bio-Rad Laboratories, Inc. *	$98,449
2,741		Thermo Fisher Scientific, Inc.	335,169
			$433,618
		Total Pharmaceuticals, Biotechnology & Life Sciences	$433,618
		Banks - 0.1%
		Diversified Banks - 0.1%
938		JPMorgan Chase & Co.	$57,190
		Total Banks	$57,190
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
725		Capital One Financial Corp.	$52,577
		Total Diversified Financials	$52,577
		Real Estate - 0.8%
		Specialized REIT - 0.2%
5,095		Communications Sales & Leasing, Inc.	$91,200
		Real Estate Operating Companies - 0.6%
18,825		Forest City Enterprises, Inc. *	$378,947
		Total Real Estate	$470,147
		Technology Hardware & Equipment - 0.8%
		Computer Storage & Peripherals - 0.1%
3,800		EMC Corp.	$91,808
		Technology Hardware, Storage & Peripherals - 0.4%
9,441		NCR Corp. *	$214,783
		Electronic Manufacturing Services - 0.3%
2,564		TE Connectivity, Ltd.	$153,558
		Total Technology Hardware & Equipment	$460,149
		Telecommunication Services - 0.0% †
		Integrated Telecommunication Services - 0.0% †
4,246		Windstream Holdings, Inc.	$26,070
		Total Telecommunication Services	$26,070
		TOTAL COMMON STOCKS
		(Cost $2,743,659)	$3,613,208
Principal Amount ($)
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
		Materials - 0.7%
		Forest Products - 0.7%
450,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)	$459,922
		Total Materials	$459,922
		Banks - 0.7%
		Thrifts & Mortgage Finance - 0.7%
100,000	4.80	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	$100,072
100,000	5.99	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)	94,983
150,000	N/A	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	150,005
45,812		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	33,606
23,654		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	24,343
			$403,009
		Total Banks	$403,009
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $863,657)	$862,931

		CORPORATE BONDS - 62.1%
		Energy - 11.3%
		Oil & Gas Drilling - 0.2%
140,000		Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	$77,832
100,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	32,500
			$110,332
		Oil & Gas Equipment & Services - 1.3%
225,000		Exterran Partners LP, 6.0%, 10/1/22	$188,438
350,000		Forum Energy Technologies, Inc., 6.25%, 10/1/21	294,000
165,000		Hiland Partners LP, 7.25%, 10/1/20 (144A)	173,456
165,000		McDermott International, Inc., 8.0%, 5/1/21 (144A)	137,775
			$793,669
		Oil & Gas Exploration & Production - 6.4%
120,000		Antero Resources Corp., 6.0%, 12/1/20	$111,000
150,000		Berry Petroleum Co., LLC, 6.375%, 9/15/22	44,907
225,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	195,908
255,000		Comstock Resources, Inc., 7.75%, 4/1/19	63,750
150,000		Concho Resources, Inc., 5.5%, 4/1/23	142,875
205,000		Denbury Resources, Inc., 5.5%, 5/1/22	121,975
200,000		EP Energy LLC, 7.75%, 9/1/22	160,000
215,000		EP Energy LLC, 9.375%, 5/1/20	184,900
195,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	47,775
245,000		Gulfport Energy Corp., 7.75%, 11/1/20	240,712
135,000		Halcon Resources Corp., 8.875%, 5/15/21	40,500
170,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	149,600
150,000		Legacy Reserves LP, 6.625%, 12/1/21	102,000
400,000		Linn Energy LLC, 6.25%, 11/1/19	102,000
116,000		Memorial Production Partners LP, 6.875%, 8/1/22	70,760
135,000		Memorial Production Partners LP, 7.625%, 5/1/21	91,125
155,000		Noble Energy, Inc., 5.875%, 6/1/22	154,708
115,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	85,531
210,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	203,700
185,000		PDC Energy, Inc., 7.75%, 10/15/22	184,075
190,000		Penn Virginia Corp., 7.25%, 4/15/19	42,750
150,000		Penn Virginia Corp., 8.5%, 5/1/20	38,812
145,000		Rice Energy Inc., 6.25%, 5/1/22	129,323
105,000		RSP Permian, Inc., 6.625%, 10/1/22	100,800
430,000		Sanchez Energy Corp., 6.125%, 1/15/23	288,100
40,000		SM Energy Co., 5.625%, 6/1/25	34,400
520,000		Swift Energy Co., 7.875%, 3/1/22	137,800
355,000		Whiting Canadian Holding Co ULC, 8.125%, 12/1/19	342,575
100,000		WPX Energy, Inc., 7.5%, 8/1/20	91,500
200,000		WPX Energy, Inc., 8.25%, 8/1/23	181,500
			$3,885,361
		Oil & Gas Refining & Marketing - 1.2%
525,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$472,500
235,000		Tesoro Corp., 5.375%, 10/1/22	230,300
			$702,800
		Oil & Gas Storage & Transportation - 1.9%
225,000		Global Partners LP, 6.25%, 7/15/22	$198,000
155,000		Global Partners LP, 7.0%, 6/15/23 (144A)	144,538
150,000		Holly Energy Partners LP, 6.5%, 3/1/20	142,500
140,000		ONEOK, Inc., 7.5%, 9/1/23	134,837
395,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	351,550
170,000		Western Refining Logistics LP, 7.5%, 2/15/23	168,725
			$1,140,150
		Coal & Consumable Fuels - 0.3%
200,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	$176,960
		Total Energy	$6,809,272
		Materials - 5.8%
		Commodity Chemicals - 1.1%
85,000		Axiall Corp., 4.875%, 5/15/23	$71,400
60,000		Hexion, Inc., 6.625%, 4/15/20	51,000
185,000		Hexion, Inc., 8.875%, 2/1/18	148,000
225,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	185,062
100,000		Tronox Finance LLC, 6.375%, 8/15/20	63,500
220,000		Tronox Finance LLC, 7.5%, 3/15/22 (144A)	139,150
			$658,112
		Diversified Chemicals - 0.1%
30,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$31,162
30,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	31,200
			$62,362
		Metal & Glass Containers - 2.9%
350,000		Ball Corp., 5.25%, 7/1/25	$344,967
765,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	833,859
225,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	224,438
350,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	352,844
			$1,756,108
		Paper Packaging - 0.4%
200,000		Coveris Holding Corp., 10.0%, 6/1/18 (144A)	$206,000
		Diversified Metals & Mining - 0.2%
155,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	$130,200
		Gold - 0.2%
200,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$144,000
		Steel - 0.7%
125,000		Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$110,000
150,000		EVRAZ plc, 7.50%, 11/15/19	142,500
230,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	156,400
			$408,900
		Paper Products - 0.2%
165,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$122,925
		Total Materials	$3,488,607
		Capital Goods - 3.7%
		Aerospace & Defense - 0.7%
240,000		Bombardier, Inc., 6.0%, 10/15/22	$178,200
210,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	198,975
25,000		DynCorp International, Inc., 10.375%, 7/1/17	17,875
			$395,050
		Building Products - 0.5%
330,000		Griffon Corp., 5.25%, 3/1/22	$313,912
		Construction & Engineering - 0.4%
170,000		AECOM, 5.75%, 10/15/22 (144A)	$170,957
90,000		MasTec, Inc., 4.875%, 3/15/23	74,250
			$245,207
		Industrial Conglomerates - 0.4%
240,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$252,600
		Construction & Farm Machinery & Heavy Trucks - 0.5%
350,000		Titan International, Inc., 6.875%, 10/1/20	$293,344
		Industrial Machinery - 0.7%
325,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$266,500
155,000		Xerium Technologies, Inc., 8.875%, 6/15/18	157,325
			$423,825
		Trading Companies & Distributors - 0.5%
200,000		Rexel SA, 5.25%, 6/15/20 (144A)	$204,484
100,000		WESCO Distribution, Inc., 5.375%, 12/15/21	95,625
			$300,109
		Total Capital Goods	$2,224,047
		Commercial Services & Supplies - 1.5%
		Environmental & Facilities Services - 0.2%
110,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$112,612
		Diversified Support Services - 1.1%
165,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21	$169,125
230,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	204,700
275,000		The GEO Group, Inc., 5.875%, 10/15/24	277,750
			$651,575
		Research & Consulting Services - 0.2%
145,000		IHS, Inc., 5.0%, 11/1/22	$139,381
		Total Commercial Services & Supplies	$903,568
		Transportation - 0.9%
		Airlines - 0.3%
9,503		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$9,770
175,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	157,500
			$167,270
		Railroads - 0.4%
245,000		Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	$220,500
		Trucking - 0.2%
200,000		syncreon Group BV, 8.625%, 11/1/21 (144A)	$149,000
		Total Transportation	$536,770
		Automobiles & Components - 0.8%
		Auto Parts & Equipment - 0.8%
345,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	$375,188
150,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)	137,438
		Total Automobiles & Components	$512,626
		Consumer Durables & Apparel - 2.3%
		Homebuilding - 2.3%
35,000		Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	$32,988
75,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	74,062
105,000		CalAtlantic Group, Inc., 5.375%, 10/1/22	106,050
190,000		KB Home, 7.5%, 9/15/22	193,325
175,000		Lennar Corp., 4.5%, 6/15/19	176,925
225,000		Lennar Corp., 4.75%, 11/15/22	218,430
180,000		MDC Holdings, Inc., 5.5%, 1/15/24	181,800
115,000		Meritage Homes Corp., 7.0%, 4/1/22	124,056
75,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	76,125
70,000		Shea Homes LP, 5.875%, 4/1/23 (144A)	71,575
155,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23	155,000
			$1,410,336
		Total Consumer Durables & Apparel	$1,410,336
		Consumer Services - 2.1%
		Casinos & Gaming - 0.7%
18,026		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)	$90
300,000		Scientific Games International, Inc., 10.0%, 12/1/22	261,750
250,000		Scientific Games International, Inc., 6.25%, 9/1/20	179,375
			$441,215
		Hotels, Resorts & Cruise Lines - 1.0%
200,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$203,876
155,000		Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)	152,675
210,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	229,950
			$586,501
		Specialized Consumer Services - 0.4%
250,000		Sotheby's, 5.25%, 10/1/22 (144A)	$231,250
		Total Consumer Services	$1,258,966
		Media - 4.6%
		Broadcasting - 1.0%
280,000		Gannett Co., Inc., 6.375%, 10/15/23	$294,000
215,000		LIN Television Corp., 5.875%, 11/15/22 (144A)	213,388
90,000		Univision Communications, Inc., 5.125%, 2/15/25 (144A)	84,375
			$591,763
		Cable & Satellite - 3.0%
560,000		CCO Holdings LLC, 5.75%, 1/15/24	$534,800
250,000		CCO Holdings LLC, 6.5%, 4/30/21	251,250
225,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	210,938
125,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	82,500
350,000		Quebecor Media, Inc., 5.75%, 1/15/23	344,750
375,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	369,375
			$1,793,613
		Movies & Entertainment - 0.6%
220,000		Cinemark USA, Inc., 4.875%, 6/1/23	$210,100
180,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	170,100
			$380,200
		Total Media	$2,765,576
		Retailing - 1.2%
		Department Stores - 0.2%
140,000		Dollar Tree, Inc., 5.75%, 3/1/23 (144A)	$145,250
		Computer & Electronics Retail - 0.3%
200,000		Rent-A-Center, Inc., 4.75%, 5/1/21	$170,000
		Specialty Stores - 0.3%
195,000		Outerwall, Inc., 5.875%, 6/15/21	$182,569
		Automotive Retail - 0.4%
230,000		CST Brands, Inc., 5.0%, 5/1/23	$228,275
		Total Retailing	$726,094
		Food & Staples Retailing - 0.5%
		Food Retail - 0.5%
140,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$127,400
200,000		Darling Ingredients, Inc., 5.375%, 1/15/22	196,000
			$323,400
		Total Food & Staples Retailing	$323,400
		Food, Beverage & Tobacco - 1.6%
		Packaged Foods & Meats - 1.1%
42,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	$44,625
200,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	199,500
315,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	315,000
75,000		Post Holdings, Inc., 7.375%, 2/15/22	76,125
			$635,250
		Tobacco - 0.5%
365,000		Alliance One International, Inc., 9.875%, 7/15/21	$312,075
		Total Food, Beverage & Tobacco	$947,325
		Household & Personal Products - 0.3%
		Personal Products - 0.3%
200,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	$194,000
		Total Household & Personal Products	$194,000
		Health Care Equipment & Services - 3.7%
		Health Care Supplies - 0.3%
85,000		Alere, Inc., 6.375%, 7/1/23 (144A)	$86,275
105,000		Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (144A)	104,212
			$190,487
		Health Care Services - 0.2%
150,000		BioScrip, Inc., 8.875%, 2/15/21	$115,500
		Health Care Facilities - 3.1%
730,000		CHS, Inc., 7.125%, 7/15/20	$759,200
200,000		Kindred Healthcare Inc., 6.375%, 4/15/22	198,500
500,000		Tenet Healthcare Corp., 6.0%, 10/1/20	527,500
370,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	346,875
			$1,832,075
		Managed Health Care - 0.1%
75,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$78,000
		Total Health Care Equipment & Services	$2,216,062
		Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
		Pharmaceuticals - 1.2%
203,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$205,030
140,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	134,575
200,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	198,000
205,000		Endo, Ltd., 6.0%, 7/15/23 (144A)	202,438
			$740,043
		Total Pharmaceuticals, Biotechnology & Life Sciences	$740,043
		Banks - 1.8%
		Diversified Banks - 1.4%
425,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	$433,500
175,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	171,062
75,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	73,125
175,000	5.88	Wells Fargo & Company, Floating Rate Note (Perpetual)	179,156
			$856,843
		Thrifts & Mortgage Finance - 0.4%
255,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	$241,612
		Total Banks	$1,098,455
		Diversified Financials - 4.2%
		Specialized Finance - 2.3%
175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$196,438
400,000		Fly Leasing, Ltd., 6.375%, 10/15/21	404,000
200,000		Fly Leasing, Ltd., 6.75%, 12/15/20	205,000
315,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	261,450
300,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	305,250
			$1,372,138
		Consumer Finance - 1.3%
300,000		Ally Financial, Inc., 4.625%, 3/30/25	$283,500
200,000		Ally Financial, Inc., 4.625%, 5/19/22	196,750
200,000	5.55	Capital One Financial Corp., Floating Rate Note (Perpetual)	197,500
110,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	86,625
			$764,375
		Investment Banking & Brokerage - 0.6%
200,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	$197,000
175,000	5.38	The Goldman Sachs Group, Inc., Floating Rate Note (Perpetual)	170,953
			$367,953
		Total Diversified Financials	$2,504,466
		Insurance - 2.2%
		Life & Health Insurance - 0.8%
110,000		CNO Financial Group, Inc., 4.5%, 5/30/20	$112,200
200,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	208,000
185,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	186,480
			$506,680
		Reinsurance - 1.4%
70,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)	$74,067
250,000	12.79	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	265,275
500,000	4.02	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	503,800
			$843,142
		Total Insurance	$1,349,822
		Real Estate - 1.2%
		Diversified REIT - 0.3%
210,000		MPT Operating Partnership LP, 5.5%, 5/1/24	$215,250
		Specialized REIT - 0.5%
138,418		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$136,342
175,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)	155,750
			$292,092
		Real Estate Services - 0.4%
235,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$229,712
		Total Real Estate	$737,054
		Software & Services - 1.4%
		Internet Software & Services - 0.8%
75,000		IAC, 4.875%, 11/30/18	$77,062
365,000		j2 Global, Inc., 8.0%, 8/1/20	388,725
			$465,787
		Data Processing & Outsourced Services - 0.4%
150,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$150,298
100,000		NeuStar, Inc., 4.5%, 1/15/23	84,000
			$234,298
		Application Software - 0.2%
125,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	125,312
			$125,312
		Total Software & Services	$825,397
		Technology Hardware & Equipment - 0.8%
		Communications Equipment - 0.6%
90,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	$86,344
175,000		CommScope, Inc., 5.0%, 6/15/21 (144A)	171,062
75,000		Plantronics, Inc., 5.5%, 5/31/23 (144A)	75,188
			$332,594
		Electronic Components - 0.2%
130,000		Belden, Inc., 5.5%, 9/1/22 (144A)	$125,775
		Total Technology Hardware & Equipment	$458,369
		Semiconductors & Semiconductor Equipment - 1.1%
		Semiconductor Equipment - 0.6%
325,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$329,875
		Semiconductors - 0.5%
160,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	$99,200
160,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	102,400
130,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	119,574
			$321,174
		Total Semiconductors & Semiconductor Equipment	$651,049
		Telecommunication Services - 5.5%
		Integrated Telecommunication Services - 3.4%
375,000		CenturyLink, Inc., 6.45%, 6/15/21	$343,125
75,000		CenturyLink, Inc., 6.75%, 12/1/23	65,625
731,000		Frontier Communications Corp., 8.75%, 4/15/22	650,977
250,000		GCI, Inc., 6.875%, 4/15/25	251,250
405,000		Windstream Corp., 7.5%, 6/1/22	305,775
500,000		Windstream Services LLC, 7.75%, 10/15/20	425,000
			$2,041,752
		Wireless Telecommunication Services - 2.1%
200,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	$192,375
685,000		Sprint Corp., 7.125%, 6/15/24	527,176
330,000		Sprint Corp., 7.25%, 9/15/21	270,188
285,000		T-Mobile USA, Inc., 6.542%, 4/28/20	289,631
			$1,279,370
		Total Telecommunication Services	$3,321,122
		Utilities - 2.4%
		Electric Utilities - 0.8%
445,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	$404,950
100,000		Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)	86,000
			$490,950
		Independent Power Producers & Energy Traders - 1.6%
330,000		AES Corp. Virginia, 4.875%, 5/15/23	$289,575
100,000		AES Corp., 5.5%, 4/15/25	87,500
200,000		NRG Energy, Inc., 6.25%, 5/1/24	176,500
450,000		NRG Energy, Inc., 6.625%, 3/15/23	414,000
			$967,575
		Total Utilities	$1,458,525
		TOTAL CORPORATE BONDS
		(Cost $41,848,925)	$37,460,951

		SENIOR FLOATING RATE LOAN INTERESTS - 4.0% **
		Energy - 0.2%
		Oil & Gas Drilling - 0.2%
169,390	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$137,206
		Total Energy	$137,206
		Capital Goods - 0.0% †
		Industrial Conglomerates - 0.0% †
20,213	8.25	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$20,389
		Total Capital Goods	$20,389
		Commercial Services & Supplies - 0.1%
		Security & Alarm Services - 0.1%
83,068	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$82,756
		Total Commercial Services & Supplies	$82,756
		Automobiles & Components - 1.1%
		Auto Parts & Equipment - 0.5%
281,358	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	$278,896
		Automobile Manufacturers - 0.6%
373,425	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$372,821
		Total Automobiles & Components	$651,717
		Consumer Services - 0.1%
		Restaurants - 0.1%
78,010	4.00	Landry's, Inc., B Term Loan, 4/24/18	$78,132
		Total Consumer Services	$78,132
		Media - 0.6%
		Broadcasting - 0.0% †
38,964	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$38,677
		Cable & Satellite - 0.6%
345,000	0.00	Charter Communications, First-Lien Bridge Loan, 5/26/16 (e)	$345,000
		Total Media	$383,677
		Food & Staples Retailing - 0.4%
		Food Distributors - 0.4%
3,078	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$3,084
280,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	251,067
			$254,151
		Total Food & Staples Retailing	$254,151
		Health Care Equipment & Services - 0.7%
		Health Care Services - 0.7%
25,438	0.00	Ardent Legacy Acquisitions, Inc., First-Lien Term Loan, 7/31/21 (e)	$25,502
33,414	6.25	BioScrip, Inc., Initial Term B Loan, 7/31/20	31,409
30,629	6.50	BioScrip, Inc., Term Loan, 7/31/20	28,791
165,000	8.33	MJ Acquisition Corporation, Second-Lien Term Loan, 4/8/23	$165,924
			$251,626
		Total Health Care Equipment & Services	$251,626
		Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
		Biotechnology - 0.6%
394,013	0.00	Lantheus Medical Imaging, Inc., First-Lien Term Loan, 6/25/22 (e)	$374,312
		Total Pharmaceuticals, Biotechnology & Life Sciences	$374,312
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.2%
98,432	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	$98,801
		Total Diversified Financials	$98,801
		Software & Services - 0.1%
		Application Software - 0.1%
20,474	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$20,499
47,774	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	47,789
			$68,288
		Total Software & Services	$68,288
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $2,469,960)	$2,401,055

		TEMPORARY CASH INVESTMENTS - 0.2%
		Commercial Paper - 0.2%
150,000		Prudential Funding LLC, Discount Commercial Paper, 10/1/15 (c)	$150,000

		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $150,000)	$150,000

		TOTAL INVESTMENT IN SECURITIES - 91.2%
		(Cost $59,019,606) (a)	$55,047,309
		OTHER ASSETS & LIABILITIES - 8.8%	$5,279,432
		TOTAL NET ASSETS - 100.0%	$60,326,741

*		Non-income producing security.

†		Amount rounds to less than 0.1%.

(PIK)		Represents a pay-in-kind security.

REIT		Real Estate Investment Trust.

(Cat Bond)		Catastrophe or Event Linked Bond. At September 30, 2015, the value of these securities amounted to $769,075, or 1.3% of total net assets.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2015, the value of these securities amounted to $15,055,402, or 25.0% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At September 30, 2015, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $59,047,948 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$2,548,371

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(6,549,010)

		Net unrealized depreciation	$(4,000,639)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Security is in default and is non-income producing.

(e)		Rate to be determined

(f)		Structured reinsurance investment. At September 30, 2015, the value of these securities amounted to $74,067 or 0.1% of total net assets.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received	Unrealized Depreciation
1,829,420	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	BBB+	12/20/19	$108,936	$(20,905)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2) Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$9,183,610	$-	$9,183,610
Preferred Stocks	799,287	-	-	799,287
Convertible Preferred Stocks
Energy
Oil & Gas Exploration & Production	-	5,138	-	5,138
Consumer Durables & Apparel
Home Furnishings	-	441,534	-	441,534
Health Care Equipment & Services
Health Care Supplies	129,595	-	-	129,595
Common Stocks	3,613,208	-	-	3,613,208
Collateralized Mortgage Obligations	-	862,931	-	862,931
Corporate Bonds
Insurance
Reinsurance	-	769,075	74,067	843,142
All Other Corporate Bonds	-	36,617,809		36,617,809
Senior Floating Rate Loan Interests	-	2,401,055	-	2,401,055
Commercial Paper	-	150,000	-	150,000
Total	$4,542,090	$50,431,152	$74,067	$55,047,309
Other Financial Instruments
Net Unrealized appreciation on Futures Contracts	$82,215	$-	$-	$82,215
Net Unrealized depreciation on Swap Contracts	-	(20,905)	-	(20,905)
Total Other Financial Instruments	$82,215	(20,905)	$-	$61,310

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
	Corporate Bonds

Balance as of 12/31/14	$-
Realized gain (loss)1	-
Change in unrealized appreciation (depreciation)2	4,067
Purchases	70,000
Sales	-
Transfers in and out of Level 3*	-
Transfers in and out of Level 3 categories*	-
Balance as of 9/30/15	$74,067

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the period ended
September 30, 2015, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
still held as of 9/30/15	$4,067

		Pioneer Bond VCT Portfolio
		Schedule of Investments 9/30/15 (unaudited)

Shares	Floating Rate (b)		Value
		PREFERRED STOCKS - 0.5%
		Banks - 0.3%
		Diversified Banks - 0.3%
7,837	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$210,972
712	6.00	US Bancorp, Floating Rate Note (Perpetual)	18,747
			$229,719
		Regional Banks - 0.0%+
67	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	$1,826
		Total Banks	$231,545
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
2,470	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$62,837
		Total Diversified Financials	$62,837
		Insurance - 0.1%
		Property & Casualty Insurance - 0.1%
2,476	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$62,841
		Total Insurance	$62,841
		TOTAL PREFERRED STOCKS
		(Cost $339,050)	$357,223

		CONVERTIBLE PREFERRED STOCK - 0.2%
		Banks - 0.2%
		Diversified Banks - 0.2%
155		Wells Fargo & Co., 7.5% (Perpetual)	$181,040
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $152,770)	$181,040

Principal Amount ($)	Floating Rate (b)	ASSET BACKED SECURITIES - 3.0%
2,349	6.50	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	$2,351
100,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)	96,939
25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	25,046
40,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	40,557
105,000		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	110,065
100,000		BCC Funding Corp X, 3.622%, 11/20/20 (144A)	101,254
29,964	0.69	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	29,831
18,055	0.68	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	17,684
50,000		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	50,198
2,143	0.60	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	2,135
48,125		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	49,842
11,414		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	11,415
121,971	4.79	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	125,105
115,950		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	119,425
87,085		Engs Commercial Finance Trust 2015-1, 0.7%, 8/22/16 (144A)	87,086
53,311		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	53,699
1,771		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	1,772
25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,935
14,950	0.49	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	14,222
43,664		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	46,525
100,000		Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)	99,279
10,540		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	11,095
63,724	0.90	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	63,207
150,000		Newstar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)	149,673
100,000		OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)	101,008
53,041	0.45	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	52,489
17,628	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	17,897
21,553	0.44	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	21,276
7,940		Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	7,966
25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,180
100,000	2.66	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	100,046
99,792		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	100,618
23,809	0.41	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	23,598
2,811		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	2,914
17,681	1.13	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	17,203
72,449		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.34011%, 9/25/36 (Step)	74,633
40,000		United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)	40,242
90,739		US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)	90,600
98,012		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	97,542
197,377		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	196,989
46,997		Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)	47,188
			$2,350,729
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,328,621)	$2,350,729

		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7%
202,408	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$204,440
103,232	3.50	Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/25/45 (144A)	105,942
119,447	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	121,216
61,022		Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	63,844
1,274		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	1,275
170,000	1.09	Alternative Loan Trust 2004-J5, Floating Rate Note, 8/25/34	157,056
100,000	2.41	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	99,939
100,000	1.92	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)	99,846
200,000	N/A	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	196,988
33,340		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	34,536
15,043		Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33	15,591
51,984	2.75	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	52,368
13,094		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	13,383
45,091		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	46,862
32,810	0.89	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	32,013
55,627	0.79	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	53,257
34,471	0.92	Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34	30,675
27,852	2.64	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	28,063
22,610		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	24,285
40,323		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	44,280
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,554
25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,916
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	23,284
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	107,585
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	50,931
100,000	2.36	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)	99,466
115,000	1.96	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	114,406
100,000	3.81	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)	102,515
120,000	4.70	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	125,322
125,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	126,567
30,998	2.14	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	30,942
67,334		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	69,891
129,267	3.00	CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)	131,054
151,584	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	156,328
161,026		CSMC Trust 2015-2, 3.0%, 2/25/45	163,164
72,169		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	75,884
25,000	4.30	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	26,028
14,794		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	15,883
1,457		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	1,494
125,000	4.93	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	133,046
50,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	53,134
388,023	4.20	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	388,236
25,000	3.54	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,332
100,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	104,367
100,000	3.54	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	100,763
100,000	3.49	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	99,704
55,763	0.46	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	53,399
81,139		Government National Mortgage Association REMICS, 2.1%, 2/16/48	81,970
35,221		Government National Mortgage Association, 3.0%, 4/20/41	36,733
25,439		Government National Mortgage Association, 5.25%, 8/16/35	28,504
100,000		GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)	103,256
50,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	52,481
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,229
98,547	1.70	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	98,393
11,577	0.99	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	11,033
20,100	0.40	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	19,011
50,000	3.28	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	51,223
120,000		JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47	121,463
14,625		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.397%, 5/15/45	14,985
100,000		JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 REMICS, 3.8046%, 7/17/47	106,042
100,000	2.41	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,829
100,000	2.31	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	99,499
200,000	N/A	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	200,000
5,594	2.62	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	5,579
36,649	2.55	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	37,444
20,205	2.49	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	20,524
101,806		JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	107,095
265,115	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	262,792
180,023	3.53	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	178,362
178,822	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	181,840
216,506	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	220,371
82,499	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	84,361
187,109	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	191,100
132,869	3.42	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	137,090
272,727	3.43	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	268,087
103,595	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	106,128
44,286	3.03	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	43,412
120,481	4.09	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)	124,925
197,438	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/25/45 (144A)	201,413
276,576	0.69	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	263,978
142,109	3.00	JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)	143,594
60,194	2.50	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	62,758
4,007		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	4,045
5,113	1.15	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	5,087
305,489	2.20	LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)	303,960
85,133	2.19	LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/1/20 (144A)	85,039
96,521	2.20	LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)	95,367
46,352	2.24	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	46,486
67,626	5.53	Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42	67,590
160,000	5.77	Morgan Stanley Capital I Trust 2006-HQ9 REMICS, Floating Rate Note, 7/12/44	164,049
100,000	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	102,533
113,821	6.01	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	116,064
46,220		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	48,744
217,921	3.75	New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)	221,321
71,459	3.32	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	69,648
221,090	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	219,419
116,872	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	119,353
2,082		PHH Mortgage Capital LLC, 3.11255%, 12/25/27 (Step) (144A)	2,078
23,654		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	24,343
20,856		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	21,338
84,993		RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)	84,981
54,287	0.86	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	51,200
113,041	1.81	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	105,128
129,226	3.54	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	129,480
179,399	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43	169,711
387,339	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	374,205
135,234	3.51	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	134,660
204,607	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	198,948
153,506	2.50	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	146,527
82,976	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	82,199
104,375	3.55	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	104,694
117,644	3.00	Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	115,899
375,415	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)	378,479
10,312	2.50	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	10,192
91,005	0.90	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	88,424
40,565	0.96	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	38,955
16,017	2.25	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	15,915
40,000		TimberStar Trust I, 5.7467%, 10/15/36 (144A)	41,332
100,000		UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45	104,771
112,984	2.63	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	112,984
91,941		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (e)	91,809
100,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	104,693
100,000		WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/15/46	108,866
160,984	3.50	WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)	163,425
			$12,321,499
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $12,331,042)	$12,321,499

		CORPORATE BONDS - 32.0%
		Energy - 4.2%
		Oil & Gas Drilling - 0.3%
75,000		Ensco Plc, 4.5%, 10/1/24	$55,405
50,000		Pride International, Inc., 6.875%, 8/15/20	47,576
150,000		Rowan Companies, Inc., 4.75%, 1/15/24	109,881
128,000		Rowan Companies, Inc., 5.85%, 1/15/44	79,981
			$292,843
		Oil & Gas Equipment & Services - 0.2%
100,000		Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	$99,549
75,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	52,141
			$151,690
		Integrated Oil & Gas - 0.8%
75,000		BP Capital Markets Plc, 3.062%, 3/17/22	$75,174
225,000		Chevron Corp., 2.193%, 11/15/19	227,429
125,000		ConocoPhillips Co., 3.35%, 11/15/24	122,115
200,000		Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	197,096
			$621,814
		Oil & Gas Exploration & Production - 0.3%
50,000		Approach Resources, Inc., 7.0%, 6/15/21	$30,000
100,000		Newfield Exploration Co., 5.625%, 7/1/24	94,500
100,000		WPX Energy, Inc., 7.5%, 8/1/20	91,500
			$216,000
		Oil & Gas Refining & Marketing - 0.4%
89,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$84,733
75,000		Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	84,485
125,000		Valero Energy Corp., 6.625%, 6/15/37	137,308
			$306,526
		Oil & Gas Storage & Transportation - 2.2%
100,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$92,626
90,000		Buckeye Partners LP, 6.05%, 1/15/18	94,934
75,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	60,000
50,000		Enterprise Products Operating LLC, 3.7%, 2/15/26	47,247
125,000		Enterprise Products Operating LLC, 3.75%, 2/15/25	119,127
175,000		Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	159,039
110,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	91,370
75,000		Plains All American Pipeline LP, 4.65%, 10/15/25	75,278
100,000		Plains All American Pipeline LP, 4.9%, 2/15/45	89,309
265,000		Questar Pipeline Co., 5.83%, 2/1/18	289,148
100,000		Sabine Pass LNG LP, 6.5%, 11/1/20	96,750
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	216,632
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	55,332
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	62,752
55,000		Targa Resources Partners LP, 5.0%, 1/15/18 (144A)	52,388
125,000		The Williams Companies, Inc., 5.75%, 6/24/44	86,334
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	61,114
			$1,749,380
		Total Energy	$3,338,253
		Materials - 1.7%
		Commodity Chemicals - 0.1%
50,000		Methanex Corp., 4.25%, 12/1/24	$48,142
		Diversified Chemicals - 0.0%+
30,000		Eastman Chemical Co., 4.8%, 9/1/42	$28,978
		Fertilizers & Agricultural Chemicals - 0.3%
225,000		Agrium, Inc., 5.25%, 1/15/45	$232,393
		Construction Materials - 0.5%
166,000		CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$178,400
200,000		CRH America, Inc., 3.875%, 5/18/25 (144A)	200,311
			$378,711
		Metal & Glass Containers - 0.1%
100,000		Ball Corp., 5.25%, 7/1/25	$98,562
		Diversified Metals & Mining - 0.2%
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$33,469
100,000		Freeport-McMoRan, Inc., 4.55%, 11/14/24	74,500
			$107,969
		Steel - 0.1%
75,000		Glencore Funding LLC, 4.0%, 4/16/25 (144A)	$57,938
25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	19,672
			$77,610
		Paper Products - 0.4%
30,000		Clearwater Paper Corp., 4.5%, 2/1/23	$27,750
150,000		International Paper Co., 3.65%, 6/15/24	148,242
25,000		International Paper Co., 3.8%, 1/15/26	24,631
100,000		International Paper Co., 6.0%, 11/15/41	107,661
30,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	22,350
			$330,634
		Total Materials	$1,302,999
		Capital Goods - 1.2%
		Aerospace & Defense - 0.4%
275,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	$274,470
		Building Products - 0.7%
200,000		Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$201,499
25,000		Masco Corp., 5.95%, 3/15/22	27,281
110,000		Masco Corp., 7.125%, 3/15/20	126,775
125,000		Owens Corning, 4.2%, 12/1/24	124,175
50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	52,825
			$532,555
		Construction & Farm Machinery & Heavy Trucks - 0.1%
70,000		Cummins, Inc., 5.65%, 3/1/98	$74,805
23,000		Cummins, Inc., 6.75%, 2/15/27	29,198
			$104,003
		Total Capital Goods	$911,028
		Commercial Services & Supplies - 0.1%
		Research & Consulting Services - 0.1%
70,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$68,795
		Total Commercial Services & Supplies	$68,795
		Transportation - 1.6%
		Airlines - 0.7%
139,269		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$140,487
75,000		Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)	72,750
100,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27	100,500
75,000		American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25	73,875
150,000		Southwest Airlines Co., 2.75%, 11/6/19	152,848
			$540,460
		Railroads - 0.6%
250,000		Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$232,922
250,000		TTX Co., 3.6%, 1/15/25 (144A)	252,716
			$485,638
		Trucking - 0.2%
150,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	$146,601
		Highways & Railtracks - 0.1%
75,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$69,361
		Total Transportation	$1,242,060
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
225,000		Ford Motor Credit Co LLC, 2.24%, 6/15/18	$224,345
125,000		Toyota Motor Credit Corp., 2.125%, 7/18/19	125,411
			$349,756
		Total Automobiles & Components	$349,756
		Consumer Services - 0.3%
		Casinos & Gaming - 0.1%
75,000		MGM Resorts International, 6.0%, 3/15/23	$72,844
		Education Services - 0.2%
50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$47,989
100,000		Tufts University, 5.017%, 4/15/12	104,980
			$152,969
		Specialized Consumer Services - 0.0%+
30,000		Sotheby's, 5.25%, 10/1/22 (144A)	$27,750
		Total Consumer Services	$253,563
		Media - 1.2%
		Broadcasting - 0.1%
85,000		CBS Corp., 4.6%, 1/15/45	$74,821
		Cable & Satellite - 0.9%
265,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)	$268,113
300,000		DIRECTV Holdings LLC, 3.95%, 1/15/25	294,247
100,000		Sky Plc, 6.1%, 2/15/18 (144A)	109,246
			$671,606
		Movies & Entertainment - 0.2%
150,000		Time Warner, Inc., 4.7%, 1/15/21	$163,797
		Total Media	$910,224
		Retailing - 0.9%
		Catalog Retail - 0.2%
175,000		QVC, Inc., 4.45%, 2/15/25	$168,732
		Internet Retail - 0.4%
175,000		Expedia, Inc., 4.5%, 8/15/24	$175,603
125,000		The Priceline Group, Inc., 3.65%, 3/15/25	124,244
			$299,847
		Home Improvement Retail - 0.3%
210,000		The Home Depot, Inc., 2.625%, 6/1/22	$209,909
		Automotive Retail - 0.0%+
50,000		AutoZone, Inc., 2.5%, 4/15/21	$49,532
		Total Retailing	$728,020
		Food & Staples Retailing - 0.4%
		Drug Retail - 0.2%
39,855		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$43,414
79,118		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	87,112
			$130,526
		Food Retail - 0.2%
150,000		The Kroger Co., 2.95%, 11/1/21	$150,322
		Total Food & Staples Retailing	$280,848
		Food, Beverage & Tobacco - 0.1%
		Packaged Foods & Meats - 0.1%
85,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$86,721
		Tobacco - 0.0%+
25,000		Reynolds American, Inc., 3.75%, 5/20/23 (144A)	$25,113
		Total Food, Beverage & Tobacco	$111,834
		Health Care Equipment & Services - 0.9%
		Health Care Equipment - 0.6%
275,000		Becton Dickinson and Co., 3.734%, 12/15/24	$279,955
225,000		Medtronic, Inc., 4.625%, 3/15/45	231,997
			$511,952
		Health Care Supplies - 0.2%
150,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$149,625
		Health Care Services - 0.1%
75,000		Catholic Health Initiatives, 4.35%, 11/1/42	$69,719
		Total Health Care Equipment & Services	$731,296
		Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
		Biotechnology - 1.0%
300,000		Baxalta, Inc., 3.6%, 6/23/22 (144A)	$302,886
100,000		Biogen, Inc., 3.625%, 9/15/22	100,788
125,000		Biogen, Inc., 4.05%, 9/15/25	126,273
225,000		Gilead Sciences, Inc., 4.5%, 2/1/45	216,235
			$746,182
		Pharmaceuticals - 0.1%
75,000		Johnson & Johnson, 4.375%, 12/5/33	$81,918
		Life Sciences Tools & Services - 0.0%+
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$24,934
		Total Pharmaceuticals, Biotechnology & Life Sciences	$853,034
		Banks - 4.1%
		Diversified Banks - 3.5%
200,000		Bank of America Corp., 4.2%, 8/26/24	$199,857
25,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	25,500
100,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	97,750
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	237,918
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	150,750
200,000		BNP Paribas SA, 4.375%, 9/28/25 (144A)	195,150
95,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	92,209
90,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	94,788
275,000	6.62	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	264,344
250,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22 (144A)	249,715
150,000		HSBC Bank Plc, 7.65%, 5/1/25	188,287
200,000	6.50	ING Groep NV, Floating Rate Note (Perpetual)	189,875
100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	115,497
225,000	6.12	Nordea Bank AB, Floating Rate Note (Perpetual) (144A)	221,625
200,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	199,562
60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	57,990
200,000		The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)	198,877
			$2,779,694
		Regional Banks - 0.6%
150,000		KeyCorp, 5.1%, 3/24/21	$165,971
40,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	43,400
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	228,918
			$438,289
		Total Banks	$3,217,983
		Diversified Financials - 4.0%
		Other Diversified Financial Services - 0.8%
125,000		Alterra Finance LLC, 6.25%, 9/30/20	$143,805
125,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	131,705
140,000		General Electric Capital Corp., 5.3%, 2/11/21	161,043
210,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	218,662
			$655,215
		Specialized Finance - 0.6%
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$190,825
300,000		USAA Capital Corp., 2.45%, 8/1/20 (144A)	304,978
			$495,803
		Consumer Finance - 0.9%
25,000		Ally Financial, Inc., 4.625%, 3/30/25	$23,625
100,000		Ally Financial, Inc., 5.125%, 9/30/24	98,750
190,000		American Honda Finance Corp., 1.2%, 7/14/17	189,872
100,000		Capital One Financial Corp., 3.75%, 4/24/24	99,310
200,000		General Motors Financial Co, Inc., 4.0%, 1/15/25	189,400
75,000		Hyundai Capital America, 2.0%, 3/19/18 (144A)	74,679
			$675,636
		Asset Management & Custody Banks - 0.7%
150,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$182,573
150,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	156,875
125,000		Legg Mason, Inc., 3.95%, 7/15/24	125,363
30,000		Legg Mason, Inc., 5.625%, 1/15/44	31,050
75,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)	68,709
25,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,062
			$587,632
		Investment Banking & Brokerage - 1.0%
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$213,188
125,000		Morgan Stanley, 4.1%, 5/22/23	126,514
50,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	49,250
10,000		Raymond James Financial, Inc., 4.25%, 4/15/16	10,164
125,000		TD Ameritrade Holding Corp., 3.625%, 4/1/25	127,965
200,000		The Goldman Sachs Group, Inc., 6.75%, 10/1/37	238,584
			$765,665
		Total Diversified Financials	$3,179,951
		Insurance - 2.0%
		Insurance Brokers - 0.2%
175,000		Brown & Brown, Inc., 4.2%, 9/15/24	$176,450
		Life & Health Insurance - 1.0%
200,000		Aflac, Inc., 3.625%, 11/15/24	$203,839
145,000		Protective Life Corp., 7.375%, 10/15/19	171,019
100,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	105,750
225,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	281,729
			$762,337
		Multi-line Insurance - 0.4%
90,000		AXA SA, 8.6%, 12/15/30	$122,119
125,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	158,151
			$280,270
		Property & Casualty Insurance - 0.3%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$89,103
145,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	162,038
			$251,141
		Reinsurance - 0.1%
31,264		Altair Re, Variable Rate Notes, 6/30/16 (d)	$2,195
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)	52,905
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	31,774
			$86,874
		Total Insurance	$1,557,072
		Real Estate - 1.0%
		Diversified REIT - 0.7%
75,000		Brixmor Operating Partnership LP, 3.85%, 2/1/25	$72,830
25,000		Brixmor Operating Partnership LP, 3.875%, 8/15/22	25,226
35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	36,181
50,000		Duke Realty LP, 3.625%, 4/15/23	49,330
100,000		Duke Realty LP, 3.75%, 12/1/24	98,407
250,000		Essex Portfolio LP, 3.5%, 4/1/25	242,786
14,000		WP Carey, Inc., 4.6%, 4/1/24	14,277
			$539,037
		Office REIT - 0.2%
50,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$49,916
45,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	47,290
50,000		Highwoods Realty LP, 3.2%, 6/15/21	49,404
60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	56,852
			$203,462
		Health Care REIT - 0.1%
50,000		Healthcare Realty Trust, Inc., 3.875%, 5/1/25	$48,580
		Specialized REIT - 0.0%+
20,000		CubeSmart LP, 4.8%, 7/15/22	$21,742
		Total Real Estate	$812,821
		Software & Services - 1.2%
		Data Processing & Outsourced Services - 0.3%
125,000		Automatic Data Processing, Inc., 2.25%, 9/15/20	$125,766
125,000		Cardtronics, Inc., 5.125%, 8/1/22	120,000
			$245,766
		Application Software - 0.7%
150,000		Adobe Systems, Inc., 3.25%, 2/1/25	$147,159
300,000		Autodesk, Inc., 3.125%, 6/15/20	304,187
75,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	75,188
			$526,534
		Systems Software - 0.2%
200,000		Oracle Corp., 2.5%, 5/15/22	$197,091
		Total Software & Services	$969,391
		Technology Hardware & Equipment - 0.8%
		Communications Equipment - 0.4%
70,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$67,200
225,000		Cisco Systems, Inc., 3.0%, 6/15/22	229,294
			$296,494
		Computer Hardware Storage & Peripherals - 0.3%
175,000		Seagate HDD Cayman, 4.875%, 6/1/27 (144A)	$162,778
100,000		Seagate HDD Cayman, 5.75%, 12/1/34 (144A)	96,181
			$258,959
		Electronic Manufacturing Services - 0.1%
50,000		Flextronics International, Ltd., 4.75%, 6/15/25 (144A)	$48,436
		Total Technology Hardware & Equipment	$603,889
		Semiconductors & Semiconductor Equipment - 0.3%
		Semiconductors - 0.3%
175,000		Intel Corp., 4.8%, 10/1/41	$180,994
70,000		Intel Corp., 4.9%, 7/29/45	72,462
			$253,456
		Total Semiconductors & Semiconductor Equipment	$253,456
		Telecommunication Services - 1.2%
		Integrated Telecommunication Services - 0.7%
50,000		AT&T, Inc., 4.75%, 5/15/46	$45,815
100,000		Frontier Communications Corp., 7.125%, 1/15/23	82,190
100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	99,714
24,012		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	24,213
100,000		Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	101,590
49,000		Verizon Communications, Inc., 5.012%, 8/21/54	44,597
100,000		Verizon Communications, Inc., 5.15%, 9/15/23	110,469
51,000		Verizon Communications, Inc., 6.55%, 9/15/43	60,254
			$568,842
		Wireless Telecommunication Services - 0.5%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$194,431
150,000		SBA Tower Trust, 3.869%, 10/15/49 (144A)	152,617
50,000		Sprint Corp., 7.25%, 9/15/21	40,938
			$387,986
		Total Telecommunication Services	$956,828
		Utilities - 3.3%
		Electric Utilities - 1.8%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$32,693
59,973		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	63,194
175,000		Duke Energy Progress LLC, 4.15%, 12/1/44	176,068
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	105,447
75,000		Exelon Corp., 2.85%, 6/15/20	75,657
4,656		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	4,656
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	225,250
20,401		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	21,013
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	113,694
69,643		Southern California Edison Co., 1.845%, 2/1/22	69,454
75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	83,438
175,000		Southwestern Electric Power Co., 3.9%, 4/1/45	155,219
75,000		Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)	64,500
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	245,680
			$1,435,963
		Gas Utilities - 0.4%
226,713		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$258,640
		Multi-Utilities - 0.5%
125,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$125,440
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	235,348
46,429		San Diego Gas & Electric Co., 1.914%, 2/1/22	46,206
			$406,994
		Independent Power Producers & Energy Traders - 0.6%
78,188		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$86,665
100,875		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	108,330
100,000		NRG Energy, Inc., 8.25%, 9/1/20	102,700
132,508		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	155,244
			$452,939
		Total Utilities	$2,554,536
		TOTAL CORPORATE BONDS
		(Cost $25,199,015)	$25,187,637

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.0%
39,218		Fannie Mae, 2.5%, 7/1/30	$40,055
39,147		Fannie Mae, 2.5%, 7/1/30	39,970
68,949		Fannie Mae, 2.5%, 7/1/30	70,420
38,747		Fannie Mae, 3.0%, 12/1/42	39,414
73,962		Fannie Mae, 3.0%, 7/1/30	77,119
450,849		Fannie Mae, 3.0%, 8/1/42	458,790
143,810		Fannie Mae, 3.0%, 9/1/42	146,316
725,000		Fannie Mae, 3.5%, 11/12/15	754,674
190,009		Fannie Mae, 3.5%, 4/1/45	198,396
377,178		Fannie Mae, 3.5%, 5/1/44	394,591
82,407		Fannie Mae, 3.5%, 7/1/43	86,143
347,269		Fannie Mae, 3.5%, 7/1/45	362,601
275,000		Fannie Mae, 4.0%, 10/14/15	293,337
13,331		Fannie Mae, 4.0%, 11/1/41	14,257
70,304		Fannie Mae, 4.0%, 11/1/44	75,115
28,947		Fannie Mae, 4.0%, 12/1/40	31,423
19,960		Fannie Mae, 4.0%, 12/1/41	21,339
516,991		Fannie Mae, 4.0%, 12/1/43	551,826
39,849		Fannie Mae, 4.0%, 3/1/42	42,782
64,792		Fannie Mae, 4.0%, 7/1/44	69,158
18,849		Fannie Mae, 4.0%, 7/1/44	20,119
863,909		Fannie Mae, 4.0%, 8/1/42	924,926
291,262		Fannie Mae, 4.0%, 8/1/44	310,888
178,405		Fannie Mae, 4.0%, 8/1/44	190,426
1,262,000		Fannie Mae, 4.5%, 10/14/15	1,368,028
17,638		Fannie Mae, 4.5%, 11/1/43	19,405
34,299		Fannie Mae, 4.5%, 12/1/41	37,298
72,493		Fannie Mae, 4.5%, 2/1/44	78,722
10,402		Fannie Mae, 4.5%, 4/1/41	11,310
617,188		Fannie Mae, 4.5%, 5/1/41	670,701
402,445		Fannie Mae, 4.5%, 5/1/41	437,660
1,367,247		Fannie Mae, 4.5%, 6/1/44	1,486,307
149,790		Fannie Mae, 4.5%, 7/1/41	163,541
477,846		Fannie Mae, 4.5%, 8/1/40	519,210
612,220		Fannie Mae, 4.5%, 8/1/44	665,295
13,709		Fannie Mae, 5.0%, 6/1/40	15,135
15,697		Fannie Mae, 5.0%, 7/1/19	16,432
8,570		Fannie Mae, 5.0%, 7/1/40	9,454
9,535		Fannie Mae, 5.5%, 12/1/34	10,636
6,294		Fannie Mae, 5.5%, 2/1/33	6,867
12,115		Fannie Mae, 5.5%, 3/1/18	12,472
20,384		Fannie Mae, 5.5%, 9/1/33	22,791
3,571		Fannie Mae, 6.0%, 1/1/29	4,070
3,957		Fannie Mae, 6.0%, 10/1/32	4,460
4,177		Fannie Mae, 6.0%, 11/1/32	4,710
16,316		Fannie Mae, 6.0%, 11/1/32	18,404
16,177		Fannie Mae, 6.0%, 4/1/33	18,418
25,854		Fannie Mae, 6.0%, 5/1/33	29,151
11,307		Fannie Mae, 6.0%, 6/1/33	12,747
23,011		Fannie Mae, 6.0%, 7/1/34	26,278
3,886		Fannie Mae, 6.0%, 7/1/38	4,386
10,068		Fannie Mae, 6.0%, 9/1/29	11,476
7,570		Fannie Mae, 6.0%, 9/1/34	8,534
3,748		Fannie Mae, 6.5%, 1/1/32	4,281
1,295		Fannie Mae, 6.5%, 10/1/31	1,480
3,171		Fannie Mae, 6.5%, 2/1/32	3,764
7,505		Fannie Mae, 6.5%, 3/1/32	8,574
2,883		Fannie Mae, 6.5%, 3/1/32	3,294
5,484		Fannie Mae, 6.5%, 4/1/29	6,265
3,395		Fannie Mae, 6.5%, 4/1/32	3,878
2,652		Fannie Mae, 6.5%, 7/1/21	3,029
27,644		Fannie Mae, 6.5%, 7/1/34	31,580
5,844		Fannie Mae, 6.5%, 8/1/32	6,834
5,655		Fannie Mae, 6.5%, 8/1/32	6,460
3,377		Fannie Mae, 7.0%, 1/1/32	3,918
925		Fannie Mae, 7.0%, 11/1/29	933
769		Fannie Mae, 7.0%, 7/1/31	823
2,169		Fannie Mae, 7.0%, 8/1/19	2,317
2,778		Fannie Mae, 7.0%, 9/1/18	2,919
8,796		Fannie Mae, 7.0%, 9/1/30	9,638
2,274		Fannie Mae, 7.5%, 2/1/31	2,826
7,534		Fannie Mae, 8.0%, 10/1/30	9,107
8,712		Fannie Mae, 8.0%, 2/1/29	9,862
27,059		Fannie Mae, 8.0%, 3/1/31	32,479
1,029		Fannie Mae, 8.0%, 4/1/30	1,243
853		Fannie Mae, 8.0%, 5/1/31	853
4,093		Fannie Mae, 8.0%, 7/1/30	4,831
107,160		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	111,594
44,388		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	47,253
91,726		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	95,543
124,959		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	131,925
506,789		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	535,036
329,722		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	357,479
44,706		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	47,711
140,916		Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	150,271
106,455		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	113,436
78,199		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	83,327
22,874		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	24,482
35,764		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	38,289
24,402		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	26,124
11,114		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	12,169
8,841		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	9,509
10,037		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	10,989
35,268		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	39,062
23,946		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	26,653
3,460		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,890
2,139		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	2,423
14,241		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	16,260
11,040		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	12,570
3,005		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	3,412
19,843		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	22,694
6,090		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	7,103
16,985		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	19,417
3,676		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	4,245
2,442		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,792
2,547		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	2,964
20,728		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	23,908
7,522		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	8,875
29,976		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,131
2,552		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	3,096
1,138		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,168
571		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	579
4,255		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	4,977
3,163		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	3,451
8,349		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	9,092
1,811		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,113
360,711		Government National Mortgage Association I, 3.5%, 1/15/45	377,856
655,000		Government National Mortgage Association I, 3.5%, 10/21/15	685,406
625,679		Government National Mortgage Association I, 4.0%, 3/15/44	667,336
19,321		Government National Mortgage Association I, 4.0%, 6/15/45	20,608
81,340		Government National Mortgage Association I, 4.0%, 8/15/43	87,950
100,551		Government National Mortgage Association I, 4.0%, 9/15/44	107,246
40,714		Government National Mortgage Association I, 4.5%, 12/15/18	42,706
21,568		Government National Mortgage Association I, 4.5%, 4/15/20	22,729
19,975		Government National Mortgage Association I, 4.5%, 8/15/41	21,681
18,621		Government National Mortgage Association I, 5.0%, 7/15/17	19,332
17,905		Government National Mortgage Association I, 5.0%, 7/15/19	18,974
20,912		Government National Mortgage Association I, 5.0%, 9/15/33	23,332
28,584		Government National Mortgage Association I, 5.5%, 10/15/34	32,483
19,724		Government National Mortgage Association I, 5.5%, 3/15/33	22,554
22,920		Government National Mortgage Association I, 5.5%, 7/15/33	26,238
54,931		Government National Mortgage Association I, 5.5%, 8/15/33	62,875
12,234		Government National Mortgage Association I, 6.0%, 1/15/33	14,146
13,615		Government National Mortgage Association I, 6.0%, 10/15/32	15,297
16,398		Government National Mortgage Association I, 6.0%, 10/15/32	18,583
4,731		Government National Mortgage Association I, 6.0%, 10/15/32	5,316
43,058		Government National Mortgage Association I, 6.0%, 11/15/32	49,423
33,296		Government National Mortgage Association I, 6.0%, 11/15/32	38,505
19,382		Government National Mortgage Association I, 6.0%, 12/15/33	21,967
20,735		Government National Mortgage Association I, 6.0%, 2/15/18	21,395
22,627		Government National Mortgage Association I, 6.0%, 2/15/29	26,141
22,796		Government National Mortgage Association I, 6.0%, 4/15/28	26,321
3,049		Government National Mortgage Association I, 6.0%, 5/15/17	3,094
8,179		Government National Mortgage Association I, 6.0%, 8/15/19	8,552
17,710		Government National Mortgage Association I, 6.0%, 8/15/34	20,032
42,037		Government National Mortgage Association I, 6.0%, 8/15/34	47,913
18,312		Government National Mortgage Association I, 6.0%, 9/15/32	20,916
7,145		Government National Mortgage Association I, 6.5%, 10/15/31	8,193
4,945		Government National Mortgage Association I, 6.5%, 12/15/31	5,670
3,442		Government National Mortgage Association I, 6.5%, 12/15/31	3,979
35,143		Government National Mortgage Association I, 6.5%, 12/15/32	41,658
6,723		Government National Mortgage Association I, 6.5%, 2/15/29	7,709
2,698		Government National Mortgage Association I, 6.5%, 3/15/26	3,094
3,107		Government National Mortgage Association I, 6.5%, 4/15/17	3,135
81		Government National Mortgage Association I, 6.5%, 4/15/17	81
2,501		Government National Mortgage Association I, 6.5%, 4/15/32	2,867
2,859		Government National Mortgage Association I, 6.5%, 4/15/32	3,344
21,501		Government National Mortgage Association I, 6.5%, 5/15/29	25,196
8,264		Government National Mortgage Association I, 6.5%, 5/15/29	9,593
5,671		Government National Mortgage Association I, 6.5%, 5/15/31	6,503
1,880		Government National Mortgage Association I, 6.5%, 6/15/17	1,886
6,296		Government National Mortgage Association I, 6.5%, 6/15/28	7,219
7,493		Government National Mortgage Association I, 6.5%, 6/15/28	8,846
3,258		Government National Mortgage Association I, 6.5%, 6/15/32	3,801
1,301		Government National Mortgage Association I, 6.5%, 6/15/32	1,492
6,948		Government National Mortgage Association I, 6.5%, 6/15/32	8,018
21,676		Government National Mortgage Association I, 6.5%, 7/15/31	24,854
5,682		Government National Mortgage Association I, 6.5%, 7/15/32	6,515
6,785		Government National Mortgage Association I, 6.5%, 9/15/31	7,780
2,069		Government National Mortgage Association I, 7.0%, 1/15/26	2,169
6,338		Government National Mortgage Association I, 7.0%, 1/15/29	7,446
7,851		Government National Mortgage Association I, 7.0%, 11/15/28	8,770
767		Government National Mortgage Association I, 7.0%, 12/15/30	789
19,265		Government National Mortgage Association I, 7.0%, 2/15/28	20,611
2,107		Government National Mortgage Association I, 7.0%, 2/15/31	2,171
9,843		Government National Mortgage Association I, 7.0%, 4/15/28	11,075
4,329		Government National Mortgage Association I, 7.0%, 5/15/31	4,609
27,308		Government National Mortgage Association I, 7.0%, 5/15/32	29,503
8,448		Government National Mortgage Association I, 7.0%, 6/15/29	9,291
22,460		Government National Mortgage Association I, 7.0%, 7/15/26	24,018
818		Government National Mortgage Association I, 7.0%, 7/15/29	862
5,571		Government National Mortgage Association I, 7.0%, 7/15/29	6,610
3,631		Government National Mortgage Association I, 7.0%, 8/15/31	4,103
1,988		Government National Mortgage Association I, 7.0%, 9/15/27	2,070
1,864		Government National Mortgage Association I, 7.5%, 1/15/31	1,993
718		Government National Mortgage Association I, 7.5%, 10/15/22	784
3,913		Government National Mortgage Association I, 7.5%, 10/15/29	4,454
227		Government National Mortgage Association I, 7.5%, 6/15/23	230
472		Government National Mortgage Association I, 7.5%, 8/15/23	497
0		Government National Mortgage Association I, 7.5%, 8/15/29	0
24,459		Government National Mortgage Association II, 3.5%, 3/20/45	25,684
24,776		Government National Mortgage Association II, 3.5%, 4/20/45	26,053
24,763		Government National Mortgage Association II, 3.5%, 4/20/45	26,017
149,693		Government National Mortgage Association II, 3.5%, 8/20/45	157,110
1,000,000		Government National Mortgage Association II, 4.0%, 7/20/44	1,067,435
100,000		Government National Mortgage Association II, 4.0%, 9/20/44	106,629
22,454		Government National Mortgage Association II, 4.5%, 9/20/41	24,413
13,918		Government National Mortgage Association II, 5.0%, 1/20/20	14,789
22,788		Government National Mortgage Association II, 5.0%, 11/20/19	24,032
57,826		Government National Mortgage Association II, 5.9%, 2/20/28	64,018
21,710		Government National Mortgage Association II, 6.0%, 11/20/33	24,328
3,627		Government National Mortgage Association II, 6.0%, 12/20/18	3,770
880		Government National Mortgage Association II, 6.0%, 6/20/16	884
9,901		Government National Mortgage Association II, 6.0%, 7/20/19	10,346
6,140		Government National Mortgage Association II, 6.5%, 12/20/28	7,279
4,338		Government National Mortgage Association II, 6.5%, 8/20/28	5,133
3,568		Government National Mortgage Association II, 6.5%, 9/20/31	4,242
1,938		Government National Mortgage Association II, 7.0%, 1/20/31	2,371
13,072		Government National Mortgage Association II, 7.0%, 2/20/29	15,854
6,604		Government National Mortgage Association II, 7.0%, 5/20/26	7,843
1,078		Government National Mortgage Association II, 7.5%, 8/20/27	1,297
446		Government National Mortgage Association II, 8.0%, 8/20/25	524
360,000		U.S. Treasury Bonds, 2.5%, 2/15/45	331,416
125,000		U.S. Treasury Bonds, 3.0%, 11/15/44	127,646
500,000		U.S. Treasury Bonds, 4.375%, 5/15/41	644,531
25,000		U.S. Treasury Bonds, 4.75%, 2/15/37	33,899
250,000		U.S. Treasury Bonds, 5.375%, 2/15/31	346,960
1,331,744		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	1,270,637
201,520		U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25	193,152
1,484,734		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,287,562
1,090,000	0.06	U.S. Treasury Note, Floating Rate Note, 1/31/16	1,089,991
1,090,000	0.10	U.S. Treasury Note, Floating Rate Note, 1/31/17	1,089,709
1,090,000	0.07	U.S. Treasury Note, Floating Rate Note, 10/31/16	1,089,676
1,090,000	0.08	U.S. Treasury Note, Floating Rate Note, 4/30/16	1,090,106
1,090,000	0.09	U.S. Treasury Note, Floating Rate Note, 4/30/17	1,089,241
1,090,000	0.09	U.S. Treasury Note, Floating Rate Note, 7/31/16	1,090,092
3,850,000	0.09	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/17	3,846,024
			$32,270,271
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $32,047,545)	$32,270,271

		FOREIGN GOVERNMENT BOND - 0.3%
200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,050
		TOTAL FOREIGN GOVERNMENT BOND
		(Cost $198,203)	$201,050

		MUNICIPAL BONDS - 2.0%
		Municipal Airport - 0.1%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$79,057

		Municipal Development - 0.2%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$150,290

		Municipal Education - 0.0%+
10,000		Amherst College, 3.794%, 11/1/42	$9,718

		Municipal General - 0.5%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$94,538
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	26,408
75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	78,235
25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,572
25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	27,253
50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	54,242
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	53,226
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	52,992
			$415,466
		Higher Municipal Education - 0.8%
25,000		Baylor University, 4.313%, 3/1/42	$25,589
45,000		California Educational Facilities Authority, 5.0%, 6/1/43	58,710
75,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32	101,386
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	31,571
50,000		New Jersey Educational Facilities Authority, Princeton University Series D, 4.0%, 7/1/45	52,428
50,000		Permanent University Fund, 5.0%, 7/1/30	59,754
125,000		President and Fellows of Harvard College, 6.3%, 10/1/37	128,458
50,000		The George Washington University, 1.827%, 9/15/17	50,473
15,000		The University of Texas System, 5.0%, 8/15/43	17,010
50,000		University of California, 3.38%, 5/15/28	50,312
50,000		University of Virginia, Green Bond Series A, 5.0%, 4/1/45	58,036
			$633,727
		Municipal Medical - 0.1%
50,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	$57,309

		Municipal School District - 0.1%
50,000		Frisco Independent School District, 4.0%, 8/15/40	$52,063
25,000		Frisco Independent School District, 4.0%, 8/15/45	25,849
			$77,912
		Municipal Transportation - 0.0%+
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$9,664

		Municipal Obligation - 0.2%
50,000		State of Texas, 4.0%, 10/1/44	$51,877
10,000		State of Washington, 3.0%, 7/1/28	10,161
30,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	31,089
35,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	36,245
			$129,372
		TOTAL MUNICIPAL BONDS
		(Cost $1,475,145)	$1,562,515

		SENIOR FLOATING RATE LOAN INTERESTS - 2.3%**
		Energy - 0.1%
		Oil & Gas Refining & Marketing - 0.1%
79,248	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	$79,712
		Total Energy	$79,712
		Capital Goods - 0.0%+
		Trading Companies & Distributors - 0.0%+
13,730	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$13,743
		Total Capital Goods	$13,743
		Automobiles & Components - 0.4%
		Auto Parts & Equipment - 0.2%
135,740	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$135,995
		Tires & Rubber - 0.2%
170,833	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$171,445
		Total Automobiles & Components	$307,440
		Consumer Services - 0.3%
		Casinos & Gaming - 0.2%
99,250	6.00	Scientific Games, Initial Term B-2, 10/1/21	$98,220
		Restaurants - 0.1%
87,063	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$87,024
		Total Consumer Services	$185,244
		Media - 0.4%
		Broadcasting - 0.2%
136,240	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$135,237
		Movies & Entertainment - 0.2%
47,333	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18	$47,333
82,320	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	82,376
			$129,709
		Publishing - 0.0%+
46,323	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$46,288
		Total Media	$311,234
		Household & Personal Products - 0.4%
		Personal Products - 0.4%
95,182	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$90,780
215,357	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	214,442
			$305,222
		Total Household & Personal Products	$305,222
		Health Care Equipment & Services - 0.4%
		Health Care Facilities - 0.1%
30,334	3.03	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	$30,355
72,746	2.95	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	72,766
			$103,121
		Health Care Technology - 0.3%
237,043	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$236,277
		Total Health Care Equipment & Services	$339,398
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Life Sciences Tools & Services - 0.1%
61,279	4.25	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$61,405
		Total Pharmaceuticals, Biotechnology & Life Sciences	$61,405
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
96,525	3.25	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19	$96,272
		Total Diversified Financials	$96,272
		Software & Services - 0.1%
		IT Consulting & Other Services - 0.1%
58,387	3.95	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$58,452
		Data Processing & Outsourced Services - 0.0%+
44,590	3.70	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$44,273
		Total Software & Services	$102,725
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $1,768,993)	$1,802,395

		TEMPORARY CASH INVESTMENTS - 0.2%
		Commercial Paper - 0.2%
195,000		Prudential Funding Commercial Paper, 10/1/15 (c)	$194,999
		TOTAL TEMPORARY CASH INVESTMENT
		(Cost $195,000)	$194,999

		TOTAL INVESTMENT IN SECURITIES - 97.2%
		(Cost $76,035,384) (a)	$76,429,358

		OTHER ASSETS & LIABILITIES - 2.8%	$2,174,819

		TOTAL NET ASSETS - 100.0%	$78,604,176

REIT		Real Estate Investment Trust.

+		Rounds to less than 0.01%.

(PIK)		Represents a pay-in kind security.

(Perpetual)		Security with no stated maturity date.

REMICS		Real Estate Mortgage Investment Conduits.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2015, the value of these securities amounted to $17,975,352 or 22.9% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At September 30, 2015, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $76,035,384 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,342,969

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(948,995)

		Net unrealized appreciation	$393,974

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Structured reinsurance investment. At September 30, 2015, the value of these securities amounted to $55,100 or 0.1% of total
		net assets.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Paid	Net Unrealized Depreciation
824,500	Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	12/20/19	$43,348	$(5,673)
1,200,000	Chicago Mercentile Exchange	Markit CDX North America Investment Grade Index	1.00%	BBB+		6/20/20	18,616	(12,042)
							$61,964	$(17,715)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's assets:
			Level 1	Level 2	Level 3	Total
		Preferred Stocks	$357,223	$-	$-	$357,223
		Convertible Preferred Stock	181,040	-	-	181,040
		Asset Backed Securities	-	2,350,729	-	2,350,729
		Collateralized Mortgage Obligations	-	12,321,499	-	12,321,499
		Corporate Bonds
		Insurance
		Reinsurance	-	31,774	55,100	86,874
		All Other Corporate Bonds	-	25,100,763	-	25,100,763
		U.S. Government Agency Obligations	-	32,270,271	-	32,270,271
		Foreign Government Bond	-	201,050	-	201,050
		Municipal Bonds	-	1,562,515	-	1,562,515
		Senior Floating Rate Loan Interests	-	1,802,395	-	1,802,395
		Commercial Paper	-	194,999	-	194,999
		Total	$538,263	$75,835,995	$55,100	$76,429,358

		Other Financial Instruments
		Net unrealized appreciation on Futures Contracts	$(44,992)	$-	$-	$(44,992)
		Net unrealized depreciation on Swap Contracts	-	(17,715)	-	(17,715)
		Total Other Financial Instruments	$(44,992)	$(17,715)	$-	$(62,707)

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
			Corporate Bonds
		Balance as of 12/31/14	$34,256
		Realized gain (loss)1	-
		Change in unrealized appreciation (depreciation)2	(29,156)
		Net purchases	50,000
		Net sales	-
		Transfers in to Level 3*	-
		Transfers out of Level 3*	-
		Balance as of 9/30/15	$55,100

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

	*	Transfers are calculated on the beginning of period values.

		During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 9/30/15	$(29,156)

	Pioneer Select Mid Cap Growth VCT Portfolio
	Schedule of Investments 9/30/2015

Shares		Value
	COMMON STOCKS - 99.6%
	Energy - 2.4%
	Oil & Gas Exploration & Production - 2.4%
43,130	Cabot Oil & Gas Corp.	$942,822
5,600	Cimarex Energy Co.	573,888
75,719	Memorial Resource Development Corp. *	1,331,140
		$2,847,850
	Total Energy	$2,847,850
	Materials - 4.5%
	Fertilizers & Agricultural Chemicals - 0.2%
35,089	AgroFresh Solutions, Inc.	$278,607
	Specialty Chemicals - 2.7%
8,046	Cytec Industries, Inc.	$594,197
22,653	Flotek Industries, Inc. *	378,305
4,756	The Sherwin-Williams Co.	1,059,542
12,003	WR Grace & Co. *	1,116,879
		$3,148,923
	Construction Materials - 0.8%
3,167	Martin Marietta Materials, Inc.	$481,226
5,430	Vulcan Materials Co.	484,356
		$965,582
	Metal & Glass Containers - 0.4%
15,078	Berry Plastics Group, Inc. *	$453,395
	Paper Packaging - 0.4%
7,966	Packaging Corp of America	$479,235
	Total Materials	$5,325,742
	Capital Goods - 6.0%
	Aerospace & Defense - 0.5%
7,564	Rockwell Collins, Inc.	$619,038
	Building Products - 1.8%
53,357	Builders FirstSource, Inc.	$676,567
17,309	Fortune Brands Home & Security, Inc.	821,658
5,326	Lennox International, Inc.	603,596
		$2,101,821
	Electrical Components & Equipment - 0.5%
3,638	Acuity Brands, Inc.	$638,760
	Industrial Conglomerates - 1.3%
10,703	Carlisle Companies, Inc.	$935,228
3,941	Roper Technologies, Inc.	617,555
		$1,552,783
	Construction & Farm Machinery & Heavy Trucks - 1.6%
12,814	WABCO Holdings, Inc. *	$1,343,292
5,595	Wabtec Corp./DE	492,640
		$1,835,932
	Industrial Machinery - 0.3%
2,318	Snap-on, Inc.	$349,879
	Total Capital Goods	$7,098,213
	Commercial Services & Supplies - 5.4%
	Office Services & Supplies - 0.8%
45,560	Pitney Bowes, Inc.	$904,366
	Diversified Support Services - 1.4%
10,572	Cintas Corp.	$906,549
29,213	TransUnion	733,831
		$1,640,380
	Human Resource & Employment Services - 2.0%
14,847	ManpowerGroup, Inc.	$1,215,821
6,854	Towers Watson & Co.	804,523
8,580	WageWorks, Inc. *	386,786
		$2,407,130
	Research & Consulting Services - 1.2%
5,766	Equifax, Inc.	$560,340
11,879	Verisk Analytics, Inc. *	877,977
		$1,438,317
	Total Commercial Services & Supplies	$6,390,193
	Transportation - 5.2%
	Airlines - 3.4%
9,360	Alaska Air Group, Inc.	$743,652
50,068	American Airlines Group, Inc.	1,944,140
13,975	JetBlue Airways Corp. *	360,136
26,077	Southwest Airlines Co.	991,969
		$4,039,897
	Railroads - 0.9%
11,263	Kansas City Southern	$1,023,581
	Trucking - 0.5%
1,408	AMERCO	$554,006
	Airport Services - 0.4%
6,903	Macquarie Infrastructure Corp.	$515,378
	Total Transportation	$6,132,862
	Automobiles & Components - 0.9%
	Auto Parts & Equipment - 0.9%
9,353	Lear Corp.	$1,017,419
	Total Automobiles & Components	$1,017,419
	Consumer Durables & Apparel - 1.9%
	Home Furnishings - 0.7%
4,750	Mohawk Industries, Inc. *	$863,502
	Apparel, Accessories & Luxury Goods - 1.2%
13,500	G-III Apparel Group, Ltd. *	$832,410
20,388	Hanesbrands, Inc.	590,029
		$1,422,439
	Total Consumer Durables & Apparel	$2,285,941
	Consumer Services - 5.9%
	Hotels, Resorts & Cruise Lines - 0.6%
13,211	Norwegian Cruise Line Holdings, Ltd. *	$756,990
	Restaurants - 4.5%
5,512	Buffalo Wild Wings, Inc. *	$1,066,186
2,758	Chipotle Mexican Grill, Inc. *	1,986,450
23,319	Dave & Buster's Entertainment, Inc.	882,158
4,818	Jack in the Box, Inc. *	371,179
5,119	Panera Bread Co. *	990,066
		$5,296,039
	Specialized Consumer Services - 0.8%
26,333	H&R Block, Inc.	$953,255
	Total Consumer Services	$7,006,284
	Retailing - 13.4%
	General Merchandise Stores - 2.5%
14,793	Dollar General Corp. *	$1,071,605
27,829	Dollar Tree, Inc. *	1,855,081
		$2,926,686
	Apparel Retail - 1.9%
8,406	L Brands, Inc.	$757,633
15,300	Ross Stores, Inc.	741,591
10,300	The TJX Companies, Inc.	735,626
		$2,234,850
	Home Improvement Retail - 1.1%
17,998	Lowe's Companies, Inc.	$1,240,422
	Specialty Stores - 3.5%
13,255	Signet Jewelers, Ltd.	$1,804,403
12,930	Tractor Supply Co. *	1,090,258
7,828	Ulta Salon Cosmetics & Fragrance, Inc. *	1,278,704
		$4,173,365
	Automotive Retail - 3.1%
10,172	Advance Auto Parts, Inc.	$1,927,899
7,575	Lithia Motors, Inc.	818,933
3,759	O'Reilly Automotive, Inc. *	939,750
		$3,686,582
	Homefurnishing Retail - 1.3%
6,800	Restoration Hardware Holdings, Inc. *	$634,508
11,760	Williams-Sonoma, Inc.	897,876
		$1,532,384
	Total Retailing	$15,794,289
	Food & Staples Retailing - 2.3%
	Drug Retail - 0.8%
10,041	CVS Health Corp.	$968,756
	Food Retail - 1.5%
41,343	The Kroger Co.	$1,491,242
9,878	Whole Foods Market, Inc.	312,639
		$1,803,881
	Total Food & Staples Retailing	$2,772,637
	Food, Beverage & Tobacco - 6.1%
	Brewers - 0.8%
10,988	Molson Coors Brewing Co. (Class B)	$912,224
	Distillers & Vintners - 1.1%
10,597	Constellation Brands, Inc. *	$1,326,850
	Soft Drinks - 0.7%
6,059	Monster Beverage Corp.	$818,813
	Packaged Foods & Meats - 3.5%
11,666	Campbell Soup Co.	$591,233
14,514	ConAgra Foods, Inc.	587,962
10,413	Hormel Foods Corp.	659,247
26,722	Keurig Green Mountain, Inc.	1,393,285
19,865	Tyson Foods, Inc.	856,182
		$4,087,909
	Total Food, Beverage & Tobacco	$7,145,796
	Health Care Equipment & Services - 10.2%
	Health Care Equipment - 3.8%
125,055	Boston Scientific Corp. *	$2,052,148
12,594	Edwards Lifesciences Corp. *	1,790,489
25,897	Insulet Corp. *	670,991
		$4,513,628
	Health Care Supplies - 3.1%
31,621	Align Technology, Inc. *	$1,794,808
69,602	Endologix, Inc. *	853,321
19,854	LDR Holding Corp. *	685,559
2,379	The Cooper Companies, Inc.	354,138
		$3,687,826
	Health Care Distributors - 1.4%
21,711	Cardinal Health, Inc.	$1,667,839
	Health Care Services - 1.0%
14,913	MEDNAX, Inc. *	$1,145,169
	Managed Health Care - 0.9%
12,064	WellCare Health Plans, Inc. *	$1,039,676
	Total Health Care Equipment & Services	$12,054,138
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
	Biotechnology - 2.5%
25,909	Alkermes Plc *	$1,520,081
10,062	Neurocrine Biosciences, Inc. *	400,367
11,000	Ophthotech Corp.	445,720
10,347	TESARO, Inc. *	414,915
1,530	Vertex Pharmaceuticals, Inc. *	159,334
		$2,940,417
	Pharmaceuticals - 2.5%
21,824	Endo International Plc	$1,511,967
11,011	Jazz Pharmaceuticals Plc *	1,462,371
		$2,974,338
	Life Sciences Tools & Services - 1.4%
25,190	Charles River Laboratories International, Inc. *	$1,600,069
	Total Pharmaceuticals, Biotechnology & Life Sciences	$7,514,824
	Banks - 1.2%
	Regional Banks - 1.2%
18,965	BankUnited, Inc. *	$677,999
5,157	Signature Bank *	709,397
		$1,387,396
	Total Banks	$1,387,396
	Diversified Financials - 6.6%
	Specialized Finance - 3.3%
7,807	Intercontinental Exchange, Inc.	$1,834,567
38,103	Nasdaq, Inc.	2,032,033
		$3,866,600
	Consumer Finance - 0.5%
11,927	Discover Financial Services, Inc.	$620,085
	Asset Management & Custody Banks - 2.8%
6,600	Affiliated Managers Group, Inc. *	$1,128,534
16,988	Oaktree Capital Group LLC	840,906
26,816	SEI Investments Co.	1,293,336
		$3,262,776
	Total Diversified Financials	$7,749,461
	Real Estate - 0.4%
	Health Care REIT - 0.4%
8,138	Ventas, Inc.	$456,216
	Total Real Estate	$456,216
	Software & Services - 15.5%
	Internet Software & Services - 6.8%
28,772	Akamai Technologies, Inc. *	$1,986,994
9,836	CoStar Group, Inc. *	1,702,218
6,654	Demandware, Inc. *	343,879
886	Google, Inc. (Class A) *	565,596
902	Google, Inc. (Class C)	548,795
41,963	HomeAway, Inc. *	1,113,698
6,124	LinkedIn Corp. *	1,164,356
22,000	Twitter, Inc. *	592,680
		$8,018,216
	IT Consulting & Other Services - 1.2%
13,381	Cognizant Technology Solutions Corp. *	$837,784
6,470	Gartner, Inc. *	543,027
		$1,380,811
	Data Processing & Outsourced Services - 2.6%
13,874	CoreLogic, Inc./United States *	$516,529
8,100	MasterCard, Inc.	729,972
11,414	MAXIMUS, Inc.	679,818
42,656	Sabre Corp.	1,159,390
		$3,085,709
	Application Software - 4.0%
6,830	ANSYS, Inc. *	$601,996
10,737	Blackbaud, Inc.	602,560
29,879	Cadence Design Systems, Inc. *	617,898
8,255	Intuit, Inc.	732,631
24,291	Qlik Technologies, Inc. *	885,407
9,060	SS&C Technologies Holdings, Inc. *	634,562
3,571	The Ultimate Software Group, Inc. *	639,245
		$4,714,299
	Systems Software - 0.9%
13,920	Fleetmatics Group Plc *	$683,333
6,125	ServiceNow, Inc. *	425,381
		$1,108,714
	Total Software & Services	$18,307,749
	Technology Hardware & Equipment - 0.6%
	Communications Equipment - 0.6%
3,186	F5 Networks, Inc. *	$368,939
1,861	Palo Alto Networks, Inc. *	320,092
		$689,031
	Total Technology Hardware & Equipment	$689,031
	Semiconductors & Semiconductor Equipment - 3.5%
	Semiconductors - 3.5%
13,901	Analog Devices, Inc.	$784,155
8,329	Avago Technologies, Ltd.	1,041,208
16,525	Broadcom Corp.	849,881
15,919	Qorvo, Inc.	717,151
8,428	Skyworks Solutions, Inc. *	709,722
		$4,102,117
	Total Semiconductors & Semiconductor Equipment	$4,102,117
	Telecommunication Services - 1.2%
	Wireless Telecommunication Services - 1.2%
14,015	SBA Communications Corp. *	$1,467,931
	Total Telecommunication Services	$1,467,931
	TOTAL COMMON STOCKS
	(Cost $104,249,017)	$117,546,089

	TOTAL INVESTMENT IN SECURITIES - 99.6%
	(Cost $104,249,017) (a)	$117,546,089
	OTHER ASSETS & LIABILITIES - 0.4%	$513,369
	TOTAL NET ASSETS - 100.0%	$118,059,458

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $104,756,311 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$16,898,055

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(4,108,277)

	Net unrealized appreciation	$12,789,778

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,546,089	$-	$-	$117,546,089
Total	$117,546,089	$-	$-	$117,546,089

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Pioneer Real Estate Shares
	Schedule of Investments 9/30/2015 (unaudited)

Shares		Value
	COMMON STOCKS - 98.6%
	Consumer Services - 2.2%
	Hotels, Resorts & Cruise Lines - 2.2%
80,800	Extended Stay America, Inc.	$1,355,824
84,500	Hilton Worldwide Holdings, Inc.	1,938,430
		$3,294,254
	Total Consumer Services	$3,294,254
	Real Estate - 96.4%
	Diversified REIT - 3.7%
56,000	American Assets Trust, Inc.	$2,288,160
98,600	Empire State Realty Trust, Inc. *	1,679,158
72,418	STORE Capital Corp.	1,496,156
		$5,463,474
	Health Care REIT - 10.2%
130,200	HCP, Inc.	$4,849,950
74,500	Ventas, Inc.	4,176,470
86,000	Welltower, Inc.	5,823,920
		$14,850,340
	Hotel & Resort REIT - 4.3%
70,400	Chatham Lodging Trust	$1,512,192
177,500	Host Hotels & Resorts, Inc.	2,806,275
78,600	RLJ Lodging Trust	1,986,222
		$6,304,689
	Industrial REIT - 6.3%
184,800	Prologis, Inc.	$7,188,720
142,700	Rexford Industrial Realty, Inc. *	1,967,833
		$9,156,553
	Office REIT - 14.5%
110,000	BioMed Realty Trust, Inc.	$2,197,800
64,200	Boston Properties, Inc.	7,601,280
56,700	Douglas Emmett, Inc.	1,628,424
90,550	Gramercy Property Trust, Inc.	1,880,724
156,300	Paramount Group, Inc.	2,625,840
215,100	Piedmont Office Realty Trust, Inc.	3,848,139
15,000	Vornado Realty Trust	1,356,300
		$21,138,507
	Residential REIT - 17.9%
50,000	American Campus Communities, Inc.	$1,812,000
46,600	American Homes 4 Rent *	749,328
44,600	AvalonBay Communities, Inc.	7,796,972
44,000	Camden Property Trust	3,251,600
47,400	Equity LifeStyle Properties, Inc.	2,776,218
130,000	Equity Residential Property Trust, Inc.	9,765,600
		$26,151,718
	Retail REIT - 25.4%
80,400	Acadia Realty Trust	$2,417,628
174,700	DDR Corp.	2,686,886
32,600	Federal Realty Investment Trust	4,448,270
13,000	National Retail Properties, Inc.	471,510
94,800	Retail Opportunity Investments Corp.	1,567,992
78,200	Simon Property Group, Inc.	14,366,903
61,900	Tanger Factory Outlet Centers, Inc.	2,040,843
91,200	Taubman Centers, Inc.	6,300,096
37,300	The Macerich Co.	2,865,386
		$37,165,514
	Specialized REIT - 10.9%
127,800	CubeSmart	$3,477,438
92,900	DuPont Fabros Technology, Inc.	2,404,252
24,000	Extra Space Storage, Inc.	1,851,840
39,000	Public Storage, Inc.	8,253,570
		$15,987,100
	Diversified Real Estate Activities - 1.2%
49,800	Alexander & Baldwin, Inc. *	$1,709,634
	Real Estate Operating Companies - 2.0%
148,300	Forest City Enterprises, Inc. *	$2,985,279
	Total Real Estate	$140,912,808
	TOTAL COMMON STOCKS
	(Cost $84,328,566)	$144,207,062

	TOTAL INVESTMENT IN SECURITIES - 98.6%
	(Cost $84,328,566) (a)	$144,207,062
	OTHER ASSETS & LIABILITIES - 1.4%	$1,990,757
	TOTAL NET ASSETS - 100.0%	$146,197,819

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $86,390,893 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$59,718,574

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(1,902,405)

	Net unrealized appreciation	$57,816,169

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$144,207,062	$-	$-	$144,207,062
Total	$144,207,062	$-	$-	$144,207,062

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Pioneer Disciplined Value VCT Portfolio
	Schedule of Investments 9/30/2015

Shares		Value
	COMMON STOCKS - 99.0%
	Energy - 9.3%
	Oil & Gas Equipment & Services - 3.8%
104,034	Halliburton Co.	$3,677,602
62,306	Schlumberger, Ltd.	4,297,245
		$7,974,847
	Integrated Oil & Gas - 5.5%
90,352	Exxon Mobil Corp.	$6,717,671
73,332	Occidental Petroleum Corp.	4,850,912
		$11,568,583
	Total Energy	$19,543,430
	Materials - 1.8%
	Paper Products - 1.8%
100,664	International Paper Co.	$3,804,093
	Total Materials	$3,804,093
	Capital Goods - 3.1%
	Aerospace & Defense - 3.1%
19,298	Northrop Grumman Corp.	$3,202,503
30,464	Raytheon Co.	3,328,497
		$6,531,000
	Total Capital Goods	$6,531,000
	Transportation - 3.3%
	Airlines - 3.3%
114,004	American Airlines Group, Inc.	$4,426,775
50,025	United Continental Holdings, Inc. *	2,653,826
		$7,080,601
	Total Transportation	$7,080,601
	Automobiles & Components - 3.3%
	Automobile Manufacturers - 3.3%
229,479	General Motors Co. *	$6,888,960
	Total Automobiles & Components	$6,888,960
	Consumer Durables & Apparel - 1.9%
	Household Appliances - 1.9%
26,972	Whirlpool Corp.	$3,971,897
	Total Consumer Durables & Apparel	$3,971,897
	Media - 1.0%
	Movies & Entertainment - 1.0%
48,896	Viacom, Inc. (Class B)	$2,109,862
	Total Media	$2,109,862
	Retailing - 1.7%
	Homefurnishing Retail - 1.7%
63,301	Bed Bath & Beyond, Inc. *	$3,609,423
	Total Retailing	$3,609,423
	Food, Beverage & Tobacco - 6.2%
	Brewers - 2.5%
64,658	Molson Coors Brewing Co. (Class B)	$5,367,907
	Agricultural Products - 1.6%
80,016	Archer-Daniels-Midland Co.	$3,316,663
	Packaged Foods & Meats - 2.1%
102,816	Tyson Foods, Inc.	$4,431,370
	Total Food, Beverage & Tobacco	$13,115,940
	Health Care Equipment & Services - 4.3%
	Health Care Services - 2.2%
56,766	Express Scripts Holding Co. *	$4,595,775
	Managed Health Care - 2.1%
40,820	Aetna, Inc.	$4,466,116
	Total Health Care Equipment & Services	$9,061,891
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
	Pharmaceuticals - 9.0%
91,831	Johnson & Johnson	$8,572,423
105,752	Merck & Co., Inc.	5,223,091
90,596	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	5,115,050
		$18,910,564
	Total Pharmaceuticals, Biotechnology & Life Sciences	$18,910,564
	Banks - 17.4%
	Diversified Banks - 11.3%
123,202	Citigroup, Inc.	$6,112,051
104,879	JPMorgan Chase & Co.	6,394,473
122,711	US Bancorp	5,032,378
124,422	Wells Fargo & Co.	6,389,070
		$23,927,972
	Regional Banks - 6.1%
134,789	Citizens Financial Group, Inc.	$3,216,066
82,411	SunTrust Banks, Inc.	3,151,397
72,641	The PNC Financial Services Group, Inc.	6,479,577
		$12,847,040
	Total Banks	$36,775,012
	Diversified Financials - 5.1%
	Specialized Finance - 1.8%
73,003	Nasdaq, Inc.	$3,893,250
	Asset Management & Custody Banks - 1.3%
85,351	Invesco, Ltd.	$2,665,512
	Investment Banking & Brokerage - 2.0%
131,641	Morgan Stanley Co.	$4,146,692
	Total Diversified Financials	$10,705,454
	Insurance - 5.5%
	Life & Health Insurance - 1.9%
84,745	Lincoln National Corp.	$4,021,998
	Multi-line Insurance - 2.9%
134,929	The Hartford Financial Services Group, Inc.	$6,177,050
	Property & Casualty Insurance - 0.7%
40,578	XL Group Plc	$1,473,793
	Total Insurance	$11,672,841
	Software & Services - 6.4%
	Internet Software & Services - 1.5%
128,503	eBay, Inc. *	$3,140,613
	Systems Software - 4.9%
153,540	Microsoft Corp.	$6,795,680
102,032	Oracle Corp.	3,685,396
		$10,481,076
	Total Software & Services	$13,621,689
	Technology Hardware & Equipment - 9.5%
	Communications Equipment - 3.2%
253,740	Cisco Systems, Inc.	$6,660,675
	Computer Storage & Peripherals - 3.1%
267,491	EMC Corp.	$6,462,583
	Technology Hardware, Storage & Peripherals - 3.2%
165,881	Hewlett-Packard Co.	$4,248,212
32,510	Western Digital Corp.	2,582,594
		$6,830,806
	Total Technology Hardware & Equipment	$19,954,064
	Semiconductors & Semiconductor Equipment - 1.5%
	Semiconductors - 1.5%
205,416	Micron Technology, Inc. *	$3,077,132
	Total Semiconductors & Semiconductor Equipment	$3,077,132
	Utilities - 8.7%
	Electric Utilities - 5.4%
85,928	American Electric Power Co., Inc.	$4,885,866
218,545	Exelon Corp.	6,490,786
		$11,376,652
	Multi-Utilities - 3.3%
164,994	Public Service Enterprise Group, Inc.	$6,956,147
	Total Utilities	$18,332,799
	TOTAL COMMON STOCKS
	(Cost $222,088,107)	$208,766,652

	TOTAL INVESTMENT IN SECURITIES - 99.0%
	(Cost $222,088,107) (a)	$208,766,652
	OTHER ASSETS & LIABILITIES - 1.0%	$2,149,442
	TOTAL NET ASSETS - 100.0%	$210,916,094

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $222,111,709 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$8,292,360

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(21,637,417)

	Net unrealized depreciation	$(13,345,057)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$208,766,652	$-	$-	$208,766,652
Total	$208,766,652	$-	$-	$208,766,652

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 9/30/2015

Shares		Value
	COMMON STOCKS - 99.1%
	Energy - 6.2%
	Oil & Gas Drilling - 1.2%
66,114	Helmerich & Payne, Inc.	$3,124,548
	Oil & Gas Equipment & Services - 0.2%
25,161	Frank's International NV	$385,718
	Integrated Oil & Gas - 2.6%
55,163	Chevron Corp.	$4,351,257
34,520	Occidental Petroleum Corp.	2,283,498
		$6,634,755
	Oil & Gas Exploration & Production - 0.6%
90,516	Marathon Oil Corp.	$1,393,946
	Oil & Gas Refining & Marketing - 1.6%
75,772	Marathon Petroleum Corp.	$3,510,517
7,756	Phillips 66	595,971
		$4,106,488
	Total Energy	$15,645,455
	Materials - 7.7%
	Fertilizers & Agricultural Chemicals - 0.9%
36,220	Syngenta AG (A.D.R.)	$2,310,112
	Specialty Chemicals - 4.7%
840	Givaudan SA	$1,365,118
33,917	Johnson Matthey Plc	1,255,230
129,263	The Valspar Corp.	9,291,419
		$11,911,767
	Paper Packaging - 0.7%
44,404	Sonoco Products Co.	$1,675,807
	Diversified Metals & Mining - 1.4%
44,199	Compass Minerals International, Inc.	$3,463,876
	Total Materials	$19,361,562
	Capital Goods - 5.7%
	Aerospace & Defense - 0.6%
13,068	Raytheon Co.	$1,427,810
	Industrial Conglomerates - 1.9%
189,742	General Electric Co.	$4,785,293
	Construction & Farm Machinery & Heavy Trucks - 0.4%
19,548	PACCAR, Inc.	$1,019,819
	Industrial Machinery - 2.1%
58,880	Ingersoll-Rand Plc	$2,989,338
95,518	The Gorman-Rupp Co.	2,289,566
		$5,278,904
	Trading Companies & Distributors - 0.7%
32,232	Wolseley Plc	$1,879,939
	Total Capital Goods	$14,391,765
	Commercial Services & Supplies - 2.3%
	Office Services & Supplies - 0.5%
32,933	MSA Safety, Inc.	$1,316,332
	Diversified Support Services - 1.4%
51,980	G&K Services, Inc.	$3,462,908
	Human Resource & Employment Services - 0.4%
16,646	Randstad Holding NV	$988,877
	Total Commercial Services & Supplies	$5,768,117
	Transportation - 0.6%
	Railroads - 0.6%
17,633	Union Pacific Corp.	$1,558,934
	Total Transportation	$1,558,934
	Automobiles & Components - 0.8%
	Auto Parts & Equipment - 0.4%
20,403	BorgWarner, Inc.	$848,561
	Automobile Manufacturers - 0.4%
36,162	General Motors Co.	$1,085,583
	Total Automobiles & Components	$1,934,144
	Consumer Durables & Apparel - 0.8%
	Household Appliances - 0.8%
66,739	Electrolux AB	$1,878,559
	Total Consumer Durables & Apparel	$1,878,559
	Consumer Services - 4.4%
	Hotels, Resorts & Cruise Lines - 1.6%
108,156	InterContinental Hotels Group Plc	$3,734,574
11,728	InterContinental Hotels Group Plc (A.D.R.)	406,141
		$4,140,715
	Leisure Facilities - 2.3%
107,819	Cedar Fair LP	$5,672,358
	Restaurants - 0.5%
8,924	Cracker Barrel Old Country Store, Inc.	$1,314,327
	Total Consumer Services	$11,127,400
	Media - 2.6%
	Broadcasting - 1.2%
45,074	CBS Corp. (Class B)	$1,798,453
24,152	Scripps Networks Interactive, Inc.	1,188,037
		$2,986,490
	Movies & Entertainment - 0.7%
85,862	Regal Entertainment Group	$1,604,761
	Publishing - 0.7%
15,281	John Wiley & Sons, Inc. (Class A)	$764,508
25,048	Meredith Corp.	1,066,544
		$1,831,052
	Total Media	$6,422,303
	Retailing - 0.7%
	General Merchandise Stores - 0.7%
23,729	Target Corp.	$1,866,523
	Total Retailing	$1,866,523
	Food, Beverage & Tobacco - 13.0%
	Soft Drinks - 2.9%
62,956	Dr. Pepper Snapple Group, Inc.	$4,976,672
55,814	The Coca-Cola Co.	2,239,258
		$7,215,930
	Packaged Foods & Meats - 10.1%
81,899	Campbell Soup Co.	$4,150,641
24,353	General Mills, Inc.	1,366,934
13,548	John B Sanfilippo & Son, Inc.	694,470
62,178	Kellogg Co.	4,137,946
17,881	McCormick & Co., Inc.	1,469,461
40,956	Mead Johnson Nutrition Co.	2,883,302
137,822	Mondelez International, Inc.	5,770,607
89,057	Pinnacle Foods, Inc.	3,729,707
11,711	The Hershey Co.	1,076,007
		$25,279,075
	Total Food, Beverage & Tobacco	$32,495,005
	Household & Personal Products - 1.1%
	Household Products - 1.1%
23,911	The Clorox Co.	$2,762,438
	Total Household & Personal Products	$2,762,438
	Health Care Equipment & Services - 5.8%
	Health Care Equipment - 3.8%
21,936	Abbott Laboratories	$882,266
41,376	Becton Dickinson and Co.	5,488,940
181,644	Smith & Nephew Plc	3,166,246
		$9,537,452
	Health Care Distributors - 2.0%
26,633	Cardinal Health, Inc.	$2,045,947
90,160	Owens & Minor, Inc.	2,879,710
		$4,925,657
	Total Health Care Equipment & Services	$14,463,109
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
	Biotechnology - 0.5%
8,891	Amgen, Inc.	$1,229,803
	Pharmaceuticals - 8.0%
57,358	AstraZeneca Plc (A.D.R.)	$1,825,132
40,277	Eli Lilly & Co.	3,370,782
94,056	GlaxoSmithKline Plc (A.D.R.)	3,616,453
82,467	Merck & Co., Inc.	4,073,045
99,794	Pfizer, Inc.	3,134,530
16,681	Roche Holding AG (A.D.R.)	549,639
88,032	Zoetis, Inc.	3,625,158
		$20,194,739
	Total Pharmaceuticals, Biotechnology & Life Sciences	$21,424,542
	Banks - 6.9%
	Diversified Banks - 3.4%
64,974	Bank of America Corp.	$1,012,295
17,208	JPMorgan Chase & Co.	1,049,172
54,856	US Bancorp	2,249,645
82,574	Wells Fargo & Co.	4,240,175
		$8,551,287
	Regional Banks - 2.2%
71,162	BB&T Corp.	$2,533,367
53,942	Citizens Financial Group, Inc.	1,287,056
17,481	KeyCorp	227,428
94,381	People's United Financial, Inc.	1,484,613
		$5,532,464
	Thrifts & Mortgage Finance - 1.3%
172,414	New York Community Bancorp, Inc.	$3,113,797
	Total Banks	$17,197,548
	Diversified Financials - 3.5%
	Consumer Finance - 1.1%
36,569	American Express Co.	$2,710,860
	Asset Management & Custody Banks - 1.9%
45,241	Federated Investors, Inc. (Class B)	$1,307,465
11,026	Northern Trust Corp.	751,532
42,084	State Street Corp.	2,828,466
		$4,887,463
	Investment Banking & Brokerage - 0.5%
41,193	Morgan Stanley Co.	$1,297,580
	Total Diversified Financials	$8,895,903
	Insurance - 7.3%
	Life & Health Insurance - 1.0%
51,626	Lincoln National Corp.	$2,450,170
	Multi-line Insurance - 1.2%
63,258	The Hartford Financial Services Group, Inc.	$2,895,951
	Property & Casualty Insurance - 5.1%
60,331	The Chubb Corp.	$7,399,597
49,548	The Progressive Corp.	1,518,151
39,494	The Travelers Companies, Inc.	3,930,838
		$12,848,586
	Total Insurance	$18,194,707
	Real Estate - 3.1%
	Hotel & Resort REIT - 0.6%
55,532	Chesapeake Lodging Trust	$1,447,164
	Office REIT - 0.7%
11,664	Alexandria Real Estate Equities, Inc.	$987,591
41,925	BioMed Realty Trust, Inc.	837,662
		$1,825,253
	Residential REIT - 0.7%
24,054	Camden Property Trust	$1,777,591
	Retail REIT - 0.6%
56,727	Kimco Realty Corp.	$1,385,841
	Specialized REIT - 0.5%
62,055	Outfront Media, Inc.	$1,290,744
	Total Real Estate	$7,726,593
	Software & Services - 0.8%
	IT Consulting & Other Services - 0.8%
19,275	Accenture Plc	$1,893,962
	Total Software & Services	$1,893,962
	Semiconductors & Semiconductor Equipment - 3.9%
	Semiconductor Equipment - 0.2%
14,904	Cabot Microelectronics Corp. *	$577,381
	Semiconductors - 3.7%
51,690	Linear Technology Corp.	$2,085,692
93,508	Microchip Technology, Inc.	4,029,260
126,516	NVIDIA Corp.	3,118,619
		$9,233,571
	Total Semiconductors & Semiconductor Equipment	$9,810,952
	Telecommunication Services - 0.7%
	Integrated Telecommunication Services - 0.7%
45,741	AT&T, Inc.	$1,490,242
8,219	Verizon Communications, Inc.	357,609
		$1,847,851
	Total Telecommunication Services	$1,847,851
	Utilities - 12.7%
	Electric Utilities - 4.5%
66,191	American Electric Power Co., Inc.	$3,763,620
64,396	Eversource Energy	3,259,726
24,615	NextEra Energy, Inc.	2,401,193
50,927	Westar Energy, Inc.	1,957,634
		$11,382,173
	Gas Utilities - 3.4%
53,172	AGL Resources, Inc.	$3,245,619
67,338	National Fuel Gas Co.	3,365,553
95,017	Questar Corp.	1,844,280
		$8,455,452
	Multi-Utilities - 4.8%
78,654	Alliant Energy Corp.	$4,600,472
88,763	Ameren Corp.	3,752,012
56,286	Consolidated Edison, Inc.	3,762,719
		$12,115,203
	Total Utilities	$31,952,828
	TOTAL COMMON STOCKS
	(Cost $212,605,316)	$248,620,200

	TOTAL INVESTMENT IN SECURITIES - 99.1%
	(Cost $212,605,316) (a)	$248,620,200
	OTHER ASSETS & LIABILITIES - 0.9%	$2,179,089
	TOTAL NET ASSETS - 100.0%	$250,799,289

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on cost
	for federal income tax purposes of $211,068,142 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,884,782

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,332,724)

	Net unrealized appreciation	$37,552,058

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services and broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$248,620,200	$-	$-	$248,620,200
Total	$248,620,200	$-	$-	$248,620,200

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Pioneer Fund VCT Portfolio
	Schedule of Investments 9/30/2015 (unaudited)

Shares		Value
	COMMON STOCKS - 99.6%
	Energy - 5.6%
	Oil & Gas Drilling - 0.5%
13,632	Helmerich & Payne, Inc.	$644,248
	Oil & Gas Equipment & Services - 0.9%
17,608	Schlumberger, Ltd.	$1,214,424
	Integrated Oil & Gas - 1.8%
31,972	Chevron Corp.	$2,521,951
	Oil & Gas Exploration & Production - 0.9%
17,082	EOG Resources, Inc.	$1,243,570
	Oil & Gas Refining & Marketing - 1.5%
24,813	Marathon Petroleum Corp.	$1,149,586
13,327	Phillips 66	1,024,047
		$2,173,633
	Total Energy	$7,797,826
	Materials - 3.7%
	Diversified Chemicals - 0.6%
19,519	The Dow Chemical Co.	$827,606
	Fertilizers & Agricultural Chemicals - 0.8%
3,634	Syngenta AG	$1,162,895
	Specialty Chemicals - 2.3%
15,216	Ecolab, Inc.	$1,669,500
313	Givaudan SA	508,669
13,173	The Valspar Corp.	946,875
		$3,125,044
	Total Materials	$5,115,545
	Capital Goods - 4.8%
	Aerospace & Defense - 0.9%
12,554	Honeywell International, Inc.	$1,188,738
	Building Products - 0.4%
10,155	Allegion Plc	$585,537
	Industrial Conglomerates - 2.1%
113,450	General Electric Co.	$2,861,209
	Construction & Farm Machinery & Heavy Trucks - 0.4%
11,708	PACCAR, Inc.	$610,806
	Industrial Machinery - 1.0%
27,505	Ingersoll-Rand Plc	$1,396,429
	Total Capital Goods	$6,642,719
	Transportation - 2.6%
	Railroads - 2.6%
15,022	Norfolk Southern Corp.	$1,147,681
27,594	Union Pacific Corp.	2,439,586
		$3,587,267
	Total Transportation	$3,587,267
	Automobiles & Components - 0.4%
	Auto Parts & Equipment - 0.4%
12,963	BorgWarner, Inc.	$539,131
	Total Automobiles & Components	$539,131
	Consumer Durables & Apparel - 0.6%
	Household Appliances - 0.6%
29,752	Electrolux AB	$837,455
	Total Consumer Durables & Apparel	$837,455
	Media - 6.9%
	Broadcasting - 1.9%
36,983	CBS Corp. (Class B)	$1,475,622
24,333	Scripps Networks Interactive, Inc.	1,196,940
		$2,672,562
	Movies & Entertainment - 1.9%
25,779	The Walt Disney Co.	$2,634,614
	Publishing - 3.1%
86,527	John Wiley & Sons, Inc. (Class A)	$4,328,945
	Total Media	$9,636,121
	Retailing - 6.0%
	General Merchandise Stores - 1.3%
25,508	Dollar General Corp.	$1,847,800
	Apparel Retail - 3.0%
45,149	Ross Stores, Inc.	$2,188,372
29,064	The TJX Companies, Inc.	2,075,751
		$4,264,123
	Home Improvement Retail - 1.7%
20,086	The Home Depot, Inc.	$2,319,732
	Total Retailing	$8,431,655
	Food & Staples Retailing - 2.5%
	Drug Retail - 2.5%
36,568	CVS Health Corp.	$3,528,081
	Total Food & Staples Retailing	$3,528,081
	Food, Beverage & Tobacco - 7.5%
	Soft Drinks - 1.7%
11,600	Dr. Pepper Snapple Group, Inc.	$916,980
37,655	The Coca-Cola Co.	1,510,719
		$2,427,699
	Packaged Foods & Meats - 5.8%
28,294	Campbell Soup Co.	$1,433,940
34,197	General Mills, Inc.	1,919,478
13,947	Mead Johnson Nutrition Co.	981,869
45,041	Mondelez International, Inc.	1,885,867
19,988	The Hershey Co.	1,836,497
		$8,057,651
	Total Food, Beverage & Tobacco	$10,485,350
	Household & Personal Products - 0.6%
	Household Products - 0.6%
6,845	The Clorox Co.	$790,803
	Total Household & Personal Products	$790,803
	Health Care Equipment & Services - 9.5%
	Health Care Equipment - 5.3%
22,262	Abbott Laboratories	$895,378
13,653	Becton Dickinson and Co.	1,811,207
20,002	CR Bard, Inc.	3,726,573
55,400	Smith & Nephew Plc	965,680
		$7,398,838
	Health Care Distributors - 1.2%
9,245	McKesson Corp.	$1,710,602
	Health Care Services - 0.9%
16,320	Express Scripts Holding Co. *	$1,321,267
	Managed Health Care - 2.1%
13,687	Aetna, Inc.	$1,497,495
7,856	Humana, Inc.	1,406,224
		$2,903,719
	Total Health Care Equipment & Services	$13,334,426
	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
	Biotechnology - 2.6%
15,444	Alder Biopharmaceuticals, Inc.	$505,945
13,163	Alnylam Pharmaceuticals, Inc. *	1,057,779
19,391	Celgene Corp. *	2,097,524
		$3,661,248
	Pharmaceuticals - 7.0%
20,455	AbbVie, Inc.	$1,112,957
22,463	AstraZeneca Plc (A.D.R.)	714,773
13,699	Eli Lilly & Co.	1,146,469
39,471	Merck & Co., Inc.	1,949,473
59,934	Pfizer, Inc.	1,882,527
2,290	Roche Holding AG	603,435
56,335	Zoetis, Inc.	2,319,875
		$9,729,509
	Life Sciences Tools & Services - 1.1%
12,790	Thermo Fisher Scientific, Inc.	$1,563,961
	Total Pharmaceuticals, Biotechnology & Life Sciences	$14,954,718
	Banks - 8.6%
	Diversified Banks - 6.5%
199,627	Bank of America Corp.	$3,110,189
48,616	US Bancorp	1,993,742
78,378	Wells Fargo & Co.	4,024,710
		$9,128,641
	Regional Banks - 2.1%
54,562	Citizens Financial Group, Inc.	$1,301,849
17,720	The PNC Financial Services Group, Inc.	1,580,624
		$2,882,473
	Total Banks	$12,011,114
	Diversified Financials - 4.6%
	Consumer Finance - 1.4%
26,704	American Express Co.	$1,979,568
	Asset Management & Custody Banks - 0.8%
17,354	State Street Corp.	$1,166,362
	Investment Banking & Brokerage - 2.4%
63,378	Morgan Stanley Co.	$1,996,407
46,449	The Charles Schwab Corp.	1,326,583
		$3,322,990
	Total Diversified Financials	$6,468,920
	Insurance - 5.2%
	Multi-line Insurance - 1.7%
52,121	The Hartford Financial Services Group, Inc.	$2,386,099
	Property & Casualty Insurance - 3.5%
28,193	The Chubb Corp.	$3,457,871
13,606	The Travelers Companies, Inc.	1,354,205
		$4,812,076
	Total Insurance	$7,198,175
	Software & Services - 11.4%
	Internet Software & Services - 4.5%
14,819	eBay, Inc. *	$362,176
20,946	Facebook, Inc. *	1,883,045
4,966	Google, Inc. (Class A) *	3,170,145
1,544	Google, Inc. (Class C)	939,400
		$6,354,766
	Data Processing & Outsourced Services - 3.3%
16,386	Automatic Data Processing, Inc.	$1,316,779
18,711	Fiserv, Inc. *	1,620,560
14,819	PayPal Holdings, Inc.	459,982
16,989	Visa, Inc.	1,183,454
		$4,580,775
	Systems Software - 3.6%
15,094	Check Point Software Technologies, Ltd. *	$1,197,407
87,204	Microsoft Corp.	3,859,649
		$5,057,056
	Total Software & Services	$15,992,597
	Technology Hardware & Equipment - 4.8%
	Communications Equipment - 1.0%
11,942	F5 Networks, Inc. *	$1,382,884
	Computer Storage & Peripherals - 3.8%
35,004	Apple, Inc.	$3,860,941
61,943	EMC Corp.	1,496,543
		$5,357,484
	Total Technology Hardware & Equipment	$6,740,368
	Semiconductors & Semiconductor Equipment - 1.2%
	Semiconductors - 1.2%
30,076	Analog Devices, Inc.	$1,696,587
	Total Semiconductors & Semiconductor Equipment	$1,696,587
	Utilities - 2.4%
	Electric Utilities - 2.4%
59,003	American Electric Power Co., Inc.	$3,354,911
	Total Utilities	$3,354,911
	TOTAL COMMON STOCKS
	(Cost $101,187,713)	$139,143,769

	TOTAL INVESTMENT IN SECURITIES - 99.6%
	(Cost $101,187,713) (a)	$139,143,769
	OTHER ASSETS & LIABILITIES - 0.4%	$540,564
	TOTAL NET ASSETS - 100.0%	$139,684,333

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $101,602,456 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$42,291,670

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(4,750,357)

	Net unrealized appreciation	$37,541,313

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$139,143,769	$-	$-	$139,143,769
Total	$139,143,769	$-	$-	$139,143,769

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 9/30/2015 (unaudited)

Shares		Value
	COMMON STOCKS - 99.7%
	Energy - 7.2%
	Oil & Gas Equipment & Services - 1.3%
70,086	Cameron International Corp. *	$4,297,674
	Oil & Gas Exploration & Production - 5.9%
161,991	Cabot Oil & Gas Corp.	$3,541,123
39,812	Cimarex Energy Co.	4,079,934
30,615	Concho Resources, Inc. *	3,009,454
44,608	EQT Corp.	2,889,260
190,898	Memorial Resource Development Corp. *	3,355,987
28,093	Pioneer Natural Resources Co.	3,417,233
		$20,292,991
	Total Energy	$24,590,665
	Materials - 2.7%
	Commodity Chemicals - 0.7%
70,448	Methanex Corp.	$2,336,056
	Metal & Glass Containers - 0.7%
109,106	Owens-Illinois, Inc. *	$2,260,676
	Forest Products - 1.3%
317,069	Louisiana-Pacific Corp. *	$4,515,063
	Total Materials	$9,111,795
	Capital Goods - 5.8%
	Building Products - 5.1%
135,972	Fortune Brands Home & Security, Inc.	$6,454,591
145,157	Owens Corning *	6,083,530
180,235	USG Corp. *	4,797,856
		$17,335,977
	Electrical Components & Equipment - 0.7%
46,389	Regal Beloit Corp.	$2,618,659
	Total Capital Goods	$19,954,636
	Commercial Services & Supplies - 2.6%
	Office Services & Supplies - 1.0%
188,043	Steelcase, Inc.	$3,461,872
	Human Resource & Employment Services - 1.6%
64,278	ManpowerGroup, Inc.	$5,263,725
	Total Commercial Services & Supplies	$8,725,597
	Transportation - 2.9%
	Air Freight & Logistics - 0.3%
22,192	Expeditors International of Washington, Inc.	$1,044,134
	Airlines - 1.9%
122,070	United Continental Holdings, Inc. *	$6,475,814
	Trucking - 0.7%
34,300	Ryder System, Inc.	$2,539,572
	Total Transportation	$10,059,520
	Automobiles & Components - 3.0%
	Auto Parts & Equipment - 0.9%
65,225	Tenneco, Inc. *	$2,920,123
	Tires & Rubber - 2.1%
245,839	The Goodyear Tire & Rubber Co.	$7,210,458
	Total Automobiles & Components	$10,130,581
	Consumer Durables & Apparel - 4.2%
	Homebuilding - 1.7%
118,445	Lennar Corp.	$5,700,758
	Household Appliances - 1.3%
30,179	Whirlpool Corp.	$4,444,160
	Housewares & Specialties - 1.2%
85,767	Jarden Corp. *	$4,192,291
	Total Consumer Durables & Apparel	$14,337,209
	Retailing - 2.8%
	Department Stores - 1.1%
71,467	Macy's, Inc.	$3,667,686
	Apparel Retail - 1.0%
72,767	Ross Stores, Inc.	$3,527,016
	Specialty Stores - 0.7%
365,312	Office Depot, Inc. *	$2,345,303
	Total Retailing	$9,540,005
	Food, Beverage & Tobacco - 6.2%
	Agricultural Products - 2.9%
50,829	Bunge, Ltd.	$3,725,766
71,074	Ingredion, Inc.	6,205,471
		$9,931,237
	Packaged Foods & Meats - 3.3%
37,075	The JM Smucker Co.	$4,229,887
160,262	Tyson Foods, Inc.	6,907,292
		$11,137,179
	Total Food, Beverage & Tobacco	$21,068,416
	Health Care Equipment & Services - 3.9%
	Health Care Equipment - 3.0%
369,381	Boston Scientific Corp. *	$6,061,542
42,485	Zimmer Biomet Holdings, Inc.	3,990,616
		$10,052,158
	Health Care Distributors - 0.9%
40,761	Cardinal Health, Inc.	$3,131,260
	Total Health Care Equipment & Services	$13,183,418
	Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
	Pharmaceuticals - 2.8%
49,440	Endo International Plc	$3,425,203
27,854	Jazz Pharmaceuticals Plc *	3,699,290
38,927	Mallinckrodt Plc *	2,488,992
		$9,613,485
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,613,485
	Banks - 8.9%
	Regional Banks - 8.9%
196,102	Cathay General Bancorp	$5,875,216
435,015	First Horizon National Corp.	6,168,513
601,330	Huntington Bancshares, Inc./OH	6,374,098
459,982	KeyCorp	5,984,366
668,234	Regions Financial Corp.	6,020,788
		$30,422,981
	Total Banks	$30,422,981
	Diversified Financials - 7.1%
	Other Diversified Financial Services - 2.0%
175,261	Voya Financial, Inc.	$6,794,869
	Specialized Finance - 3.8%
25,729	Intercontinental Exchange, Inc.	$6,046,058
131,580	Nasdaq, Inc.	7,017,161
		$13,063,219
	Investment Banking & Brokerage - 1.3%
77,099	Lazard, Ltd.	$3,338,387
25,772	Stifel Financial Corp. *	1,085,001
		$4,423,388
	Total Diversified Financials	$24,281,476
	Insurance - 11.1%
	Life & Health Insurance - 4.0%
131,791	Lincoln National Corp.	$6,254,801
232,519	Unum Group	7,459,206
		$13,714,007
	Multi-line Insurance - 2.0%
150,519	The Hartford Financial Services Group, Inc.	$6,890,760
	Property & Casualty Insurance - 3.4%
74,418	The Hanover Insurance Group, Inc.	$5,782,279
156,949	XL Group Plc	5,700,388
		$11,482,667
	Reinsurance - 1.7%
64,648	Reinsurance Group of America, Inc.	$5,856,462
	Total Insurance	$37,943,896
	Real Estate - 7.9%
	Diversified REIT - 1.2%
216,148	Duke Realty Corp.	$4,117,619
	Residential REIT - 2.4%
48,495	Mid-America Apartment Communities, Inc.	$3,970,286
125,182	UDR, Inc.	4,316,275
		$8,286,561
	Retail REIT - 1.7%
10,849	Federal Realty Investment Trust	$1,480,346
167,795	General Growth Properties, Inc.	4,357,636
		$5,837,982
	Specialized REIT - 1.6%
73,968	Corrections Corp of America	$2,185,015
105,770	The GEO Group, Inc.	3,145,600
		$5,330,615
	Real Estate Services - 1.0%
23,007	Jones Lang LaSalle, Inc.	$3,307,716
	Total Real Estate	$26,880,493
	Software & Services - 6.6%
	IT Consulting & Other Services - 1.4%
85,869	Amdocs, Ltd.	$4,884,229
	Data Processing & Outsourced Services - 2.8%
80,665	Fidelity National Information Services, Inc.	$5,411,008
93,133	Total System Services, Inc.	4,231,032
		$9,642,040
	Application Software - 2.4%
57,632	Citrix Systems, Inc. *	$3,992,745
251,761	Nuance Communications, Inc. *	4,121,328
		$8,114,073
	Total Software & Services	$22,640,342
	Technology Hardware & Equipment - 1.3%
	Electronic Manufacturing Services - 1.3%
58,861	IPG Photonics Corp.	$4,471,670
	Total Technology Hardware & Equipment	$4,471,670
	Semiconductors & Semiconductor Equipment - 5.7%
	Semiconductor Equipment - 0.9%
238,614	Entegris, Inc. *	$3,147,319
	Semiconductors - 4.8%
61,572	Broadcom Corp.	$3,166,648
127,943	Microsemi Corp. *	4,199,089
195,369	NVIDIA Corp.	4,815,846
444,836	ON Semiconductor Corp. *	4,181,458
		$16,363,041
	Total Semiconductors & Semiconductor Equipment	$19,510,360
	Utilities - 7.0%
	Electric Utilities - 5.5%
81,610	Edison International	$5,147,143
93,188	Eversource Energy	4,717,177
77,036	Pinnacle West Capital Corp.	4,941,089
104,413	Westar Energy, Inc.	4,013,636
		$18,819,045
	Multi-Utilities - 1.5%
118,972	Public Service Enterprise Group, Inc.	$5,015,860
	Total Utilities	$23,834,905
	TOTAL COMMON STOCKS
	(Cost $322,617,031)	$340,301,450

	TOTAL INVESTMENT IN SECURITIES - 99.7%
	(Cost $322,617,031) (a)	$340,301,450
	OTHER ASSETS & LIABILITIES - 0.3%	$1,090,357
	TOTAL NET ASSETS - 100.0%	$341,391,807

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2015, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $322,749,551 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$32,851,615

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(15,299,716)

	Net unrealized appreciation	$17,551,899

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$340,301,450	$-	$-	$340,301,450
Total	$340,301,450	$-	$-	$340,301,450

During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 25, 2015 * Print the name and title of each signing officer under his or her signature.